UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—24.4%
*	Apple, Inc.	80,285	$22,781
*	Dolby Laboratories, Inc. Class “A”	78,800	4,477
*	FLIR Systems, Inc.	137,200	3,526
*	Google, Inc. Class “A”	29,405	15,461
	Microsoft Corporation	799,900	19,589
	QUALCOMM, Inc.	281,340	12,694
*	Silicon Laboratories, Inc.	185,840	6,811
*	Trimble Navigation, Ltd.	305,100	10,691
*	Ultimate Software Group, Inc.	191,650	7,405
*	VeriSign, Inc.	268,900	8,535
*	VistaPrint N.V.†	79,854	3,086

			115,056

	Industrials—17.1%
	Allegiant Travel Co.	85,800	3,631
	Fastenal Co.	166,729	8,868
	Flowserve Corporation	57,700	6,313
	Goodrich Corporation	100,200	7,388
*	IHS, Inc. Class “A”	181,820	12,364
	Knight Transportation, Inc.	207,230	4,006
	Manpower, Inc.	140,000	7,308
	Roper Industries, Inc.	110,170	7,181
	The Corporate Executive Board Co.	243,939	7,699
	TransDigm Group, Inc.	164,780	10,224
	Union Pacific Corporation	69,800	5,710

			80,692

	Consumer Discretionary—16.6%
*	Bed Bath & Beyond, Inc.	130,100	5,648
*	Capella Education Co.	69,128	5,366
	DeVry, Inc.	141,048	6,941
*	Dick’s Sporting Goods, Inc.	206,400	5,787
	Johnson Controls, Inc.	264,000	8,052
*	K12, Inc.	202,388	5,875
	McDonald’s Corporation	285,764	21,292
	P.F. Chang’s China Bistro, Inc.	97,100	4,486
*	Tempur-Pedic International, Inc.	187,700	5,819
*	Valassis Communications, Inc.	267,300	9,059

			78,325

	Health Care—15.0%
	Allergan, Inc.	154,800	10,299
*	CareFusion Corporation	299,100	7,430
*	Celgene Corporation	233,280	13,439
*	Cerner Corporation	71,500	6,005
*	Gilead Sciences, Inc.	185,335	6,600
*	IDEXX Laboratories, Inc.	113,330	6,995
*	Illumina, Inc.	141,800	6,976
*	MedAssets, Inc.	262,782	5,529
*	NuVasive, Inc.	115,300	4,052
*	NxStage Medical, Inc.	171,897	3,283

			70,608

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—7.1%
	Apache Corporation	93,665	$9,157
*	Cameron International Corporation	220,247	9,462
	Occidental Petroleum Corporation	117,900	9,231
*	Southwestern Energy Co.	165,727	5,542

			33,392

	Consumer Staples—6.7%
*	Green Mountain Coffee Roasters, Inc.	286,100	8,924
	PepsiCo, Inc.	340,400	22,616

			31,540

	Financials—5.9%
	Greenhill & Co., Inc.	140,900	11,176
*	IntercontinentalExchange, Inc.	69,400	7,268
*	MSCI, Inc.	154,005	5,115
	The Charles Schwab Corporation	292,175	4,061

			27,620

	Materials—3.8%
	Ecolab, Inc.	222,820	11,306
	Praxair, Inc.	74,365	6,712

			18,018

	Total Common Stocks—96.6% (cost $396,176)		455,251

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,262,277	1,262

	Total Investment in Affiliate—0.3% (cost $1,262)		1,262

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.200% dated 9/30/10, due 10/1/10, repurchase price $17,640, collateralized by FHLB, 0.625%, due 1/13/12	$17,640	17,640

	Total Repurchase Agreement—3.7% (cost $17,640)		17,640

	Total Investments—100.6% (cost $415,078)		474,153
	Liabilities, plus cash and other assets—(0.6)%		(3,034)

	Net assets—100.0%		$471,119

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—31.0%
*	Agilent Technologies, Inc.	23,000	$768
*	Apple, Inc.	5,345	1,517
	Broadcom Corporation Class “A”	12,800	453
*	Dolby Laboratories, Inc. Class “A”	4,800	273
*	eBay, Inc.	42,900	1,047
*	EMC Corporation	47,000	955
*	Google, Inc. Class “A”	2,258	1,187
	Microsoft Corporation	53,135	1,301
	QUALCOMM, Inc.	21,265	959
*	Trimble Navigation, Ltd.	8,200	287

			8,747

	Industrials—20.3%
	CH Robinson Worldwide, Inc.	4,450	311
	Danaher Corporation	14,694	597
	Goodrich Corporation	8,250	608
	J.B. Hunt Transport Services, Inc.	3,886	135
	Manpower, Inc.	10,050	525
	Rockwell Automation, Inc.	12,450	769
	Roper Industries, Inc.	6,650	433
*	Stericycle, Inc.	8,250	573
	United Parcel Service, Inc. Class “B”	16,420	1,095
	W.W. Grainger, Inc.	5,830	694

			5,740

	Consumer Discretionary—16.6%
*	Discovery Communications, Inc.	15,800	688
	Johnson Controls, Inc.	28,300	863
	McDonald’s Corporation	11,585	863
	NIKE, Inc. Class “B”	7,400	593
*	O’Reilly Automotive, Inc.	12,730	677
	Scripps Networks Interactive, Inc. Class “A”	6,085	290
	Yum! Brands, Inc.	15,800	728

			4,702

	Energy—7.1%
	Apache Corporation	3,415	334
	Occidental Petroleum Corporation	8,500	665
	Schlumberger, Ltd.†	16,280	1,003

			2,002

	Financials—6.7%
	American Express Co.	18,500	778
	Ameriprise Financial, Inc.	13,400	634
	CME Group, Inc.	1,850	482

			1,894

	Health Care—6.6%
	Allergan, Inc.	8,965	597
*	Celgene Corporation	14,340	826
*	Illumina, Inc.	9,150	450

			1,873

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Consumer Staples—6.6%
Mead Johnson Nutrition Co.	11,900	$677
PepsiCo, Inc.	17,650	1,173

		1,850

Materials—2.8%
Praxair, Inc.	8,875	801

Total Common Stocks—97.7% (cost $22,896)		27,609

Repurchase Agreement
State Street Bank and Trust Company, 0.200% dated 9/30/10, due 10/1/10, repurchase price $381, collateralized by U.S. Treasury, 2.125%, due 5/31/15	$381	381

Total Repurchase Agreement—1.3% (cost $381)		381

Total Investments—99.0% (cost $23,277)		27,990
Cash and other assets, less liabilities—1.0%		274

Net assets—100.0%		$28,264

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Consumer Discretionary—24.0%
*	Amerigon, Inc.	456,984	$4,707
*	Belo Corporation	2,235,543	13,860
*	Career Education Corporation	762,226	16,364
*	ChinaCast Education Corporation†	1,460,839	10,343
*	Dreams, Inc.	3,928,378	7,464
*	Duckwall-ALCO Stores, Inc.	439,493	5,740
	Gaiam, Inc. Class “A”	1,076,572	7,202
*	Grand Canyon Education, Inc.	344,451	7,554
	Jarden Corporation	747,117	23,258
*	Kona Grill, Inc.	1,042,992	3,598
*	Lincoln Educational Services Corporation	426,335	6,143
	MDC Partners, Inc. Class “A”†	879,530	11,759
*	Office Depot, Inc.	2,443,100	11,238
*	Princeton Review, Inc.	3,534,196	7,210
	Strayer Education, Inc.	56,095	9,789
*	U.S. Auto Parts Network, Inc.	1,327,788	10,888
*	Valassis Communications, Inc.	491,100	16,643
*	Vitacost.com, Inc.	590,348	3,548
*	WMS Industries, Inc.	323,500	12,316

			189,624

	Health Care—22.8%
*	AGA Medical Holdings, Inc.	664,600	9,278
*	Air Methods Corporation	479,923	19,955
*	American Medical Systems Holdings, Inc.	534,900	10,473
*	Brookdale Senior Living, Inc.	582,300	9,497
*	Eurand N.V.†	1,352,012	13,304
*	Haemonetics Corporation	183,765	10,756
*	Healthways, Inc.	906,267	10,549
*	Integra LifeSciences Holdings Corporation	347,200	13,701
*	Kensey Nash Corporation	548,766	15,854
*	MedAssets, Inc.	490,421	10,318
*	Natus Medical, Inc.	893,800	13,023
*	NuVasive, Inc.	245,000	8,609
*	Quidel Corporation	604,446	6,643
*	SurModics, Inc.	496,948	5,924
*	The Providence Service Corporation	606,211	9,936
*	Trinity Biotech plc—ADR	1,951,263	12,351

			180,171

	Information Technology—16.9%
*	BancTec, Inc.—144A§**	603,327	3,017
*	DJSP Enterprises, Inc.†	788,419	2,807
*	Internet Capital Group, Inc.	1,086,046	11,979
*	Inuvo, Inc.	8,813,761	2,556
*	j2 Global Communications, Inc.	735,948	17,508
	Lender Processing Services, Inc.	286,200	9,511
*	Lionbridge Technologies, Inc.	2,066,471	8,886
*	Silicon Laboratories, Inc.	362,377	13,281
*	Sonic Solutions, Inc.	242,514	2,760
*	TeleTech Holdings, Inc.	850,600	12,623
*	Ultimate Software Group, Inc.	315,276	12,182
	United Online, Inc.	2,224,546	12,724
*	ValueClick, Inc.	1,598,140	20,904

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Vertro, Inc.	866,643	$2,253

			132,991

	Industrials—14.1%
*	Cenveo, Inc.	2,847,398	14,323
*	Dolan Media Co.	1,236,458	14,058
*	Franklin Covey Co.	734,200	5,837
*	GrafTech International, Ltd.	847,300	13,243
	Healthcare Services Group, Inc.	147,080	3,352
*	Huron Consulting Group, Inc.	404,483	8,895
*	ICF International, Inc.	473,639	11,874
*	Odyssey Marine Exploration, Inc.	3,267,926	6,013
*	On Assignment, Inc.	2,294,897	12,048
	TransDigm Group, Inc.	257,117	15,954
*	Trimas Corporation	376,435	5,590

			111,187

	Financials—7.1%
*	Cowen Group, Inc.	1,859,517	6,118
*	FirstService Corporation†	584,371	14,095
*	Marlin Business Services Corporation	970,279	11,643
*	National Financial Partners Corporation	1,143,830	14,492
*	PHH Corporation	400,400	8,433
	The First of Long Island Corporation	24,384	609
*	United Western Bancorp, Inc.	2,342,215	960

			56,350

	Energy—4.0%
*	Carrizo Oil & Gas, Inc.	383,361	9,178
*	Dril-Quip, Inc.	153,400	9,528
*	Oil States International, Inc.	270,000	12,568

			31,274

	Telecommunication Services—2.4%
*	Cbeyond, Inc.	779,931	10,006
*	Syniverse Holdings, Inc.	403,960	9,158

			19,164

	Materials—2.2%
*	Horsehead Holding Corporation	1,052,560	10,389
*	Stillwater Mining Co.	434,400	7,315

			17,704

	Consumer Staples—0.4%
*	Smart Balance, Inc.	712,203	2,763

	Total Common Stocks—93.9% (cost $724,756)		741,228

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stock
Grubb & Ellis Co.—144A, 12.00%§	83,121	$7,149

Total Preferred Stock—0.9% (cost $8,312)		7,149

Exchange-Traded Fund iShares Russell 2000 Growth Index Fund	21,000	1,570

Total Exchange-Traded Fund—0.2% (cost $1,516)		1,570

Investment in Warrants
Motorcar Parts of American, Inc. 2010, $15.00	111,575	—

Total Warrants—0.0% (cost $0)		—

Investment in Affiliate
William Blair Ready Reserves Fund	3,297,015	3,297

Total Investment in Affiliate—0.4% (cost $3,297)		3,297

Short-Term Investment
American Express Credit Corporation Demand Note, VRN, 0.106%, due 10/1/10	$500	500

Total Short-Term Investment—0.1% (cost $500)		500

Repurchase Agreement
Fixed Income Clearing Corporation, 0.200% dated 9/30/10, due 10/1/10, repurchase price $42,599, collateralized by FHLB, 0.625%, due 1/13/12	42,599	42,599

Total Repurchase Agreement—5.8% (cost $42,599)		42,599

Total Investments—100.9% (cost $780,980)		796,343
Liabilities, plus cash and other assets—(0.9)%		(6,736)

Net assets—100.0%		$789,607

ADR = American Depository Receipt

VRN = Variable Rate Note

*	Non-income producing securities

† = U.S. listed foreign security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 1.29% of the net assets at September 30, 2010.

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.38% of the Fund’s net assets at September 30, 2010.

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

		Share Activity				Period Ended September 30, 2010
						(in thousands)
	Security Name	Balance 12/31/2009	Purchases	Sales	Balance 9/30/2010	Value	Dividends Included in Income
	CardioNet, Inc.	1,344,381	208,600	1,552,981	—	—	—
p	DJSP Enterprises	—	788,419	—	788,419	2,807	—
p	DREAMS INC	—	3,928,378		3,928,378	7,464
p	Duckwall-ALCO Stores, Inc.	460,853	—	21,360	439,493	5,740	—
p	Gaiam, Inc.	1,511,007	120,700	555,135	1,076,572	7,202	214
p	Inuvo, Inc	8,037,127	776,634	—	8,813,761	2,556	—
p	Kensey Nash	422,340	126,426	—	548,766	15,854	—
p	Kona Grill, Inc.	1,042,992	—	—	1,042,992	3,598	—
	LCA-Vision Inc.	948,955	66,854	1,015,809	—	—	—
	Lionbridge Technologies, Inc.	4,293,158	509,700	2,736,387	2,066,471	8,886	—
p	Marlin Business Services Corp.	988,701	—	18,422	970,279	11,643	—
	Odyssey Marine Exploration	2,677,030	959,900	369,004	3,267,926	6,013	—
p	On Assignment Inc	1,516,133	1,250,464	471,700	2,294,897	12,048	—
	Overhill Farms, Inc.	1,184,052	53,900	1,237,952	—	—	—
p	Princeton Review	—	3,534,196	—	3,534,196	7,210	—
	The Providence Service Corporation	547,293	197,218	138,300	606,211	9,936	—
	Silicon Laboratories Inc	243,023	268,454	149,100	362,377	13,281	—
p	Trinity Biotech	1,501,163	450,100	—	1,951,263	12,351	—
p	United Western Bancorp, Inc.	2,342,215	—	—	2,342,215	960	—
p	Vertro, Inc.*	4,333,215	—	3,466,572	866,643	2,253	—

						$129,802	214

*	1 per 5 stock split on 8/18/2010.

p	Affiliated company at September 30, 2010. The Small Cap Growth Fund’s total value in companies deemed to be affiliated at September 30, 2010 was $91,686 (thousands).

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—21.2%
	CH Robinson Worldwide, Inc.	29,200	$2,042
	Expeditors International of Washington, Inc.	9,500	439
	Fastenal Co.	35,275	1,876
	Gardner Denver, Inc.	22,200	1,192
	Manpower, Inc.	17,390	908
	MSC Industrial Direct Co. Class “A”	32,000	1,729
	Robert Half International, Inc.	45,600	1,186
	Rockwell Automation, Inc.	22,800	1,407
	Roper Industries, Inc.	28,160	1,835
*	Stericycle, Inc.	52,830	3,671
	TransDigm Group, Inc.	36,250	2,249

			18,534

	Consumer Discretionary—18.8%
*	Bed Bath & Beyond, Inc.	30,660	1,331
*	CarMax, Inc.	107,670	3,000
*	Chipotle Mexican Grill, Inc.	8,900	1,531
	DeVry, Inc.	26,910	1,324
*	Dick’s Sporting Goods, Inc.	56,129	1,574
*	Discovery Communications, Inc.	21,900	954
*	Discovery Communications, Inc. Class “C”	25,300	966
	Gentex Corporation	60,880	1,188
*	Harman International Industries, Inc.	30,300	1,012
*	O’Reilly Automotive, Inc.	44,480	2,366
*	WMS Industries, Inc.	30,640	1,166

			16,412

	Health Care—16.8%
*	American Medical Systems Holdings, Inc.	68,200	1,335
*	CareFusion Corporation	69,839	1,735
*	Cerner Corporation	20,400	1,713
	DENTSPLY International, Inc.	23,200	742
*	HMS Holdings Corporation	25,500	1,503
*	IDEXX Laboratories, Inc.	32,372	1,998
*	Illumina, Inc.	51,520	2,535
	Perrigo Co.	31,000	1,991
*	QIAGEN N.V.†	65,146	1,156

			14,708

	Information Technology—13.5%
*	Alliance Data Systems Corporation	19,550	1,276
*	Concur Technologies, Inc.	25,930	1,282
*	Dolby Laboratories, Inc. Class “A”	23,270	1,322
*	Silicon Laboratories, Inc.	25,410	931
	Solera Holdings, Inc.	27,400	1,210
*	Trimble Navigation, Ltd.	68,300	2,393
*	VeriSign, Inc.	105,600	3,352

			11,766

	Consumer Staples—9.8%
	Church & Dwight Co., Inc.	13,000	844
*	Green Mountain Coffee Roasters, Inc.	113,756	3,548
	McCormick & Co., Inc.	59,200	2,489

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—(continued)
	Mead Johnson Nutrition Co.	30,000	$1,707

			8,588

	Financials—6.4%
*	Affiliated Managers Group, Inc.	16,775	1,309
	Greenhill & Co., Inc.	21,020	1,667
*	IntercontinentalExchange, Inc.	12,150	1,272
	Invesco, Ltd.†	63,800	1,355

			5,603

	Energy—5.2%
*	Cameron International Corporation	22,000	945
*	Denbury Resources, Inc.	76,470	1,215
*	Newfield Exploration Co.	22,630	1,300
	Range Resources Corporation	14,400	549
*	Southwestern Energy Co.	15,770	528

			4,537

	Materials—3.0%
	Ecolab, Inc.	50,600	2,567

	Telecommunication Services—1.0%
*	SBA Communications Corporation Class “A”	22,000	887

	Total Common Stocks—95.7% (cost $69,689)		83,602

	Investment in Affiliate
	William Blair Ready Reserves Fund	18,726	19

	Total Investment in Affiliate—0.0% (cost $19)		19

	Repurchase Agreement
	State Street Bank and Trust Company, 0.200% dated 9/30/10, due 10/1/10, repurchase price $3,717, collateralized by U.S. Treasury, 2.125%, due 5/31/15	$3,716	3,716

	Total Repurchase Agreement—4.3% (cost $3,716)		3,716

	Total Investments—100.0% (cost $73,424)		87,337

	Cash and other assets, less liabilities—0.0%		21

	Net assets—100.0%		$87,358

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—23.5%
	Allegiant Travel Co.	51,865	$2,195
*	Cenveo, Inc.	266,299	1,339
*	Corrections Corporation of America	81,355	2,008
*	CoStar Group, Inc.	52,900	2,577
	Fastenal Co.	63,860	3,397
*	GrafTech International, Ltd.	239,500	3,743
	Healthcare Services Group, Inc.	81,600	1,860
*	Huron Consulting Group, Inc.	95,300	2,096
*	ICF International, Inc.	95,556	2,396
	Kaydon Corporation	57,559	1,991
	Manpower, Inc.	70,750	3,693
	Robert Half International, Inc.	47,933	1,246
	Roper Industries, Inc.	45,200	2,946
*	Stericycle, Inc.	74,020	5,143
	The Corporate Executive Board Co.	67,477	2,130
*	TransDigm Group, Inc.	37,518	2,328

			41,088

	Health Care—20.2%
*	AGA Medical Holdings, Inc.	187,059	2,611
*	American Medical Systems Holdings, Inc.	102,933	2,015
*	athenahealth, Inc.	68,640	2,267
*	Brookdale Senior Living, Inc.	100,111	1,633
*	Catalyst Health Solutions, Inc.	46,100	1,623
*	Cerner Corporation	40,700	3,418
	CR Bard, Inc.	24,100	1,963
*	Haemonetics Corporation	29,800	1,744
*	HMS Holdings Corporation	37,800	2,228
*	IDEXX Laboratories, Inc.	28,705	1,772
*	Illumina, Inc.	38,400	1,889
*	Kensey Nash Corporation	56,327	1,627
*	MedAssets, Inc.	97,591	2,053
*	NuVasive, Inc.	61,300	2,154
*	NxStage Medical, Inc.	26,161	500
	Perrigo Co.	48,800	3,134
*	SXC Health Solutions Corporation†	75,259	2,745

			35,376

	Consumer Discretionary—19.5%
*	Career Education Corporation	92,025	1,976
*	Chipotle Mexican Grill, Inc.	11,465	1,972
	DeVry, Inc.	40,965	2,016
*	Dick’s Sporting Goods, Inc.	128,090	3,592
*	Education Management Corporation	152,700	2,242
	Gentex Corporation	135,500	2,644
	Jarden Corporation	102,200	3,181
*	K12, Inc.	92,950	2,698
*	O’Reilly Automotive, Inc.	51,150	2,721
	P.F. Chang’s China Bistro, Inc.	35,222	1,627
*	Steiner Leisure, Ltd.†	42,500	1,619
*	Tempur-Pedic International, Inc.	86,100	2,669
*	Under Armour, Inc. Class “A”	38,160	1,719
*	Urban Outfitters, Inc.	58,500	1,839

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Valassis Communications, Inc.	48,500	$1,644

			34,159

	Information Technology—15.5%
	Blackbaud, Inc.	94,900	2,281
*	Cavium Networks, Inc.	56,300	1,619
*	Concur Technologies, Inc.	34,000	1,681
*	FLIR Systems, Inc.	80,500	2,069
*	Informatica Corporation	62,500	2,401
*	j2 Global Communications, Inc.	119,975	2,854
*	MICROS Systems, Inc.	50,000	2,116
*	Silicon Laboratories, Inc.	69,760	2,557
*	Trimble Navigation, Ltd.	82,700	2,898
*	Ultimate Software Group, Inc.	43,125	1,666
*	VeriSign, Inc.	84,700	2,688
*	VistaPrint N.V.†	56,857	2,198

			27,028

	Financials—8.1%
*	Affiliated Managers Group, Inc.	59,680	4,656
*	First Horizon National Corporation	177,423	2,024
*	FirstService Corporation†	69,075	1,666
	Invesco, Ltd.†	192,300	4,083
	Jones Lang LaSalle, Inc.	20,400	1,760

			14,189

	Energy—4.7%
*	Concho Resources, Inc.	46,340	3,066
*	Dresser-Rand Group, Inc.	45,900	1,693
*	Forest Oil Corporation	57,500	1,708
*	Oil States International, Inc.	38,800	1,806

			8,273

	Consumer Staples—3.9%
	Alberto-Culver Co.	80,349	3,025
*	Green Mountain Coffee Roasters, Inc.	124,221	3,875

			6,900

	Telecommunication Services—0.8%
*	Syniverse Holdings, Inc.	59,705	1,353

	Total Common Stocks—96.2% (cost $145,205)		168,366

	Investment in Affiliate
	William Blair Ready Reserves Fund	22,698	23

	Total Investment in Affiliate—0.0% (cost $23)		23

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
State Street Bank and Trust Company, 0.200% dated 9/30/10, due 10/1/10, repurchase price $5,405, collateralized by U.S. Treasury, 2.125%, due 5/31/15	$5,405	$5,405

Total Repurchase Agreement—3.1% (cost $5,405)		5,405

Total Investments—99.3% (cost $150,633)		173,794
Cash and other assets, less liabilities—0.7%		1,161

Net assets—100.0%		$174,955

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—33.3%
	Canada—2.0%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	17,345	$492
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	10,800	304

			796

	United States—31.3%
*	Affiliated Managers Group, Inc. (Capital markets)	4,882	381
	American Express Co. (Consumer finance)	15,191	638
*	Apple, Inc. (Computers & peripherals)	3,551	1,008
*	AutoZone, Inc. (Specialty retail)	2,426	555
*	Bed Bath & Beyond, Inc. (Specialty retail)	11,484	498
*	CareFusion Corporation (Health care equipment & supplies)	15,472	384
*	Cerner Corporation (Health care technology)	4,462	375
	CH Robinson Worldwide, Inc. (Air freight & logistics)	7,148	500
*	Chipotle Mexican Grill, Inc. (Hotels, restaurants & leisure)	2,515	433
	Emerson Electric Co. (Electrical equipment)	15,587	821
	Freeport-McMoRan Copper & Gold, Inc. (Metals & mining)	6,604	564
	Gentex Corporation (Auto components)	18,173	355
*	Hansen Natural Corporation (Beverages)	7,952	371
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	6,890	425
	J.B. Hunt Transport Services, Inc. (Road & rail)	11,126	386
*	j2 Global Communications, Inc. (Internet software & services)	7,957	189
*	Kohl’s Corporation (Multiline retail)	8,705	459
	Lockheed Martin Corporation (Aerospace & defense)	7,148	509
	McCormick & Co., Inc. (Food products)	9,466	398
*	Medco Health Solutions, Inc. (Health care providers & services)	9,655	503
	MSC Industrial Direct Co. Class “A” (Trading companies & distributors)	6,100	330
*	Newfield Exploration Co. (Oil, gas & consumable fuels)	6,964	400
*	Silicon Laboratories, Inc. (Semiconductors & semiconductor equipment)	6,022	221
	Starbucks Corporation (Hotels, restaurants & leisure)	23,783	608
*	Tempur-Pedic International, Inc. (Household durables)	7,942	246
*	Urban Outfitters, Inc. (Specialty retail)	12,022	378
	Yum! Brands, Inc. (Hotels, restaurants & leisure)	13,294	612

			12,547

	Europe—21.4%
	Denmark—3.2%
	Coloplast A/S (Health care equipment & supplies)	2,002	239
	Novo Nordisk A/S (Pharmaceuticals)	6,900	685
	Novozymes A/S (Chemicals)	2,999	382

			1,306

	Finland—1.0%
	Kone Oyj (Machinery)	7,707	398

	Germany—6.1%
	Aixtron AG (Semiconductors & semiconductor equipment)	6,073	181
	BASF SE (Chemicals)	9,453	596
*	Daimler AG (Automobiles)	12,414	786
	SAP AG (Software)	13,870	686

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—21.4%—(continued)
	Germany—6.1%—(continued)
	Wincor Nixdorf AG (Computers & peripherals)	2,981	$194

			2,443

	Italy—1.7%
	Saipem SpA (Energy equipment & services)	17,092	685

	Norway—1.5%
	Statoil ASA (Oil, gas & consumable fuels)	28,100	586

	Spain—1.5%
	Banco Santander S.A. (Commercial banks)	33,241	422
	Tecnicas Reunidas S.A. (Energy equipment & services)	3,321	177

			599

	Sweden—2.3%
	Atlas Copco AB (Machinery)	28,590	552
	Elekta AB (Health care equipment & supplies)	10,136	367

			919

	Switzerland—4.1%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	11,647	561
*	Mettler-Toledo International, Inc. (Life sciences tools & services)	2,327	289
	Partners Group Holding AG (Capital markets)	3,051	505
	Sika AG (Chemicals)	163	301

			1,656

	United Kingdom—13.7%
	Abcam plc (Biotechnology)	8,951	243
	Amlin plc (Insurance)	51,366	324
	Ashmore Group plc (Capital markets)	65,496	344
	Babcock International Group plc (Commercial services & supplies)	26,966	241
	Compass Group plc (Hotels, restaurants & leisure)	56,371	470
	Intertek Group plc (Professional services)	8,459	243
	Michael Page International plc (Professional services)	29,630	215
	Next plc (Multiline retail)	11,109	387
	Petrofac, Ltd. (Energy equipment & services)	22,913	494
	Reckitt Benckiser Group plc (Household products)	9,050	498
*	Rolls-Royce Group plc (Aerospace & defense)	74,801	709
	Standard Chartered plc (Commercial banks)	21,245	609
	The Weir Group plc (Machinery)	15,751	352
	Vedanta Resources plc (Metals & mining)	10,228	348

			5,477

	Emerging Asia—12.3%
	China—6.5%
	China Green (Holdings), Ltd. (Food products)	162,000	156
	CNOOC, Ltd. (Oil, gas & consumable fuels)	373,000	723
	Dongfeng Motor Group Co., Ltd. (Automobiles)	272,000	557
	Haitian International Holdings, Ltd. (Machinery)	244,000	239
	Industrial and Commercial Bank of China (Commercial banks)	831,000	619

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—12.3%—(continued)
China—6.5%—(continued)
Shanghai Electric Group Co., Ltd. (Electrical equipment)	566,585	$315

		2,609

India—0.9%
Shriram Transport Finance Co., Ltd. (Consumer finance)	21,501	371

Indonesia—2.1%
PT Astra International Tbk (Automobiles)	129,500	823

South Korea—2.3%
Hyundai Motor Co. (Automobiles)	6,979	936

Taiwan—0.5%
Tripod Technology Corporation (Electronic equipment, instruments & components)	53,000	203

Japan—6.9%
Canon, Inc. (Office electronics)	14,100	658
Dena Co., Ltd. (Internet & catalog retail)	12,300	387
Exedy Corporation (Auto components)	5,900	177
Fanuc, Ltd. (Machinery)	4,900	624
Gree, Inc. (Internet software & services)	12,000	195
Miraca Holdings, Inc. (Health care providers & services)	5,500	195
Softbank Corporation (Wireless telecommunication services)	16,300	533

		2,769

Emerging Latin America—4.2%
Brazil—2.8%
Natura Cosmeticos S.A. (Personal products)	21,400	576
PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	34,100	406
Tegma Gestao Logistica S.A. (Road & rail)	10,703	127

		1,109

Chile—1.4%
Banco Santander Chile—ADR (Commercial banks)	5,894	569

Emerging Europe, Mid-East, Africa—2.5%
South Africa—1.0%
Clicks Group, Ltd. (Multiline retail)	23,528	149
Mr Price Group, Ltd. (Specialty retail)	33,495	265

		414

Turkey—1.5%
Turkiye Garanti Bankasi A.S. (Commercial banks)	102,137	593

Asia—1.9%
Australia—1.9%
BHP Billiton, Ltd. (Metals & mining)	19,983	752

Total Common Stocks—96.2% (cost $31,404)		38,560

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Preferred Stocks
Emerging Latin America
Itau Unibanco Holding S.A. (Commercial banks)	31,800	$760
Randon Participacoes S.A. (Machinery)	34,500	243

Total Preferred Stocks—2.5% (cost $794)		1,003

Investment in Affiliate
William Blair Ready Reserves Fund	28,800	29

Total Investment in Affiliate—0.1% (cost $29)		29

Total Investments—98.8% (cost $32,227)		39,592
Cash and other assets, less liabilities—1.2%		486

Net assets—100.0%		$40,078

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

At September 30, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	26.2%
Industrials	17.2%
Financials	16.8%
Health Care	9.4%
Information Technology	8.9%
Energy	7.7%
Materials	7.4%
Consumer Staples	5.1%
Telecommunication Services	1.3%

Total	100.0%

At September 30, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	35.1%
British Pound Sterling	13.8%
Euro	10.4%
Japanese Yen	7.0%
Hong Kong Dollar	6.6%
Brazilian Real	5.3%
Swiss Franc	3.5%
Danish Krone	3.3%
South Korean Won	2.4%
Swedish Krona	2.3%
Indonesian Rupiah	2.1%
Australian Dollar	1.9%
Turkish Lira	1.5%
Norwegian Krone	1.5%
South African Rand	1.1%
All Other Currencies	2.2%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.3%
	Belgium—0.6%
	Colruyt S.A. (Food & staples retailing)	102,151	$27,002

	Denmark—2.1%
	Coloplast A/S (Health care equipment & supplies)	171,991	20,560
	FLSmidth & Co. A/S (Construction & engineering)	315,782	23,071
	Novo Nordisk A/S (Pharmaceuticals)	376,500	37,362
	Novozymes A/S (Chemicals)	100,591	12,797
	SimCorp A/S (Software)	41,400	6,596

			100,386

	Finland—1.5%
	Kone Oyj (Machinery)	931,807	48,144
	Nokian Renkaat Oyj (Auto components)	618,424	21,237

			69,381

	France—7.3%
	Air Liquide S.A. (Chemicals)	405,513	49,472
	AXA S.A. (Insurance)	1,715,682	29,997
	BNP Paribas (Commercial banks)	754,862	53,686
	Cie Generale des Etablissements Michelin (Auto components)	459,753	34,979
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	379,143	14,529
	Essilor International S.A. (Health care equipment & supplies)	414,723	28,534
	Hermes International (Textiles, apparel & luxury goods)	96,811	22,106
	L’Oreal S.A. (Personal products)	550,864	61,940
	Schneider Electric S.A. (Electrical equipment)	402,183	50,995

			346,238

	Germany—4.4%
	Aixtron AG (Semiconductors & semiconductor equipment)	320,535	9,526
	BASF SE (Chemicals)	1,108,868	69,922
*	Daimler AG (Automobiles)	859,956	54,467
	Fielmann AG (Specialty retail)	127,141	11,859
	Lanxess AG (Chemicals)	381,633	20,909
	MAN SE (Machinery)	285,542	31,125
	Wincor Nixdorf AG (Computers & peripherals)	142,381	9,283

			207,091

	Greece—0.2%
*	National Bank of Greece S.A. (Commercial banks)	829,326	8,106

	Ireland—0.3%
	Paddy Power plc (Hotels, restaurants & leisure)	352,203	12,359

	Israel—0.3%
	Israel Chemicals, Ltd. (Chemicals)	1,125,368	15,875

	Italy—1.1%
	Ansaldo STS SpA (Transportation infrastructure)	781,596	10,112
	DiaSorin SpA (Health care equipment & supplies)	261,572	10,744
	Saipem SpA (Energy equipment & services)	766,956	30,718

			51,574

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—29.3%—(continued)
	Norway—0.1%
*	Norwegian Air Shuttle ASA (Airlines)	423,000	$6,671

	Spain—2.7%
	Banco Santander S.A. (Commercial banks)	6,761,239	85,877
	Inditex S.A. (Specialty retail)	359,973	28,595
	Tecnicas Reunidas S.A. (Energy equipment & services)	296,912	15,829

			130,301

	Sweden—1.3%
	Atlas Copco AB (Machinery)	1,921,004	37,078
	Elekta AB (Health care equipment & supplies)	317,432	11,491
	Hexagon AB (Machinery)	565,326	12,128

			60,697

	Switzerland—7.4%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	1,097,438	52,836
	Credit Suisse Group AG (Capital markets)	968,287	41,386
*	Dufry Group (Specialty retail)	128,491	12,278
	Geberit AG (Building products)	111,931	19,934
	Kuehne + Nagel International AG (Marine)	179,851	21,597
	Nestle S.A. (Food products)	855,456	45,574
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	212,871	11,070
	Partners Group Holding AG (Capital markets)	138,781	22,992
	Roche Holding AG (Pharmaceuticals)	53,310	7,628
	SGS S.A. (Professional services)	26,040	42,082
	Sika AG (Chemicals)	9,210	16,993
	Zurich Financial Services AG (Insurance)	235,802	55,264

			349,634

	United Kingdom—20.2%
	Abcam plc (Biotechnology)	370,923	10,063
	Admiral Group plc (Insurance)	1,312,239	34,343
	Aggreko plc (Commercial services & supplies)	759,905	18,742
	AMEC plc (Energy equipment & services)	1,396,300	21,627
	Amlin plc (Insurance)	2,793,860	17,613
	Aveva Group plc (Software)	598,624	13,758
	Babcock International Group plc (Commercial services & supplies)	3,523,075	31,546
	BHP Billiton plc (Metals & mining)	2,967,081	94,385
	BlueBay Asset Management plc (Capital markets)	2,029,635	10,997
	Britvic plc (Beverages)	1,651,962	12,591
	Burberry Group plc (Textiles, apparel & luxury goods)	1,645,332	26,880
*	Cairn Energy plc (Oil, gas & consumable fuels)	4,490,926	32,000
	Centrica plc (Multi-utilities)	6,283,455	31,932
	Chemring Group plc (Aerospace & defense)	349,383	16,498
	Compass Group plc (Hotels, restaurants & leisure)	3,130,583	26,089
	Domino’s Pizza UK & IRL plc (Hotels, restaurants & leisure)	203,559	1,502
	Dunelm Group plc (Specialty retail)	1,039,237	6,395
	Halfords Group plc (Specialty retail)	316,773	2,203
*	Heritage Oil plc (Oil, gas & consumable fuels)	1,771,183	8,258
	Intertek Group plc (Professional services)	766,686	22,040
	Johnson Matthey plc (Chemicals)	880,686	24,377
	Lancashire Holdings, Ltd. (Insurance)	1,385,320	12,078

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—20.2%—(continued)
*	Lloyds Banking Group plc (Commercial banks)	38,657,738	$45,011
	Meggitt plc (Aerospace & defense)	1,823,053	8,483
	Michael Page International plc (Professional services)	2,292,976	16,598
	Next plc (Multiline retail)	1,299,909	45,251
*	Ocado Group plc (Internet & catalog retail)	2,263,816	4,662
	Petrofac, Ltd. (Energy equipment & services)	1,374,970	29,656
*	Rolls-Royce Group plc (Aerospace & defense)	5,298,548	50,232
	Rotork plc (Machinery)	599,584	16,200
	RPS Group plc (Commercial services & supplies)	2,714,450	7,974
	Serco Group plc (Commercial services & supplies)	2,102,925	20,316
	Spirax-Sarco Engineering plc (Machinery)	505,624	14,297
	Standard Chartered plc (Commercial banks)	1,983,498	56,896
*	Telecity Group plc (Internet software & services)	1,181,288	9,195
*	The Berkeley Group Holdings plc (Household durables)	1,096,418	14,227
	The Weir Group plc (Machinery)	1,069,718	23,912
	Tullow Oil plc (Oil, gas & consumable fuels)	553,384	11,075
	Ultra Electronics Holdings plc (Aerospace & defense)	538,241	14,408
	Vedanta Resources plc (Metals & mining)	964,851	32,815
	Victrex plc (Chemicals)	639,545	12,819
	Vodafone Group plc (Wireless telecommunication services)	17,894,109	44,161

			954,105

	Japan—13.6%
	Canon, Inc. (Office electronics)	1,674,000	78,105
	Dena Co., Ltd. (Internet & catalog retail)	621,000	19,557
	Exedy Corporation (Auto components)	315,000	9,464
	F.C.C. Co., Ltd. (Auto components)	344,903	7,429
	Fanuc, Ltd. (Machinery)	545,300	69,436
	Gree, Inc. (Internet software & services)	720,000	11,704
	K’s Holdings Corporation (Specialty retail)	435,000	10,005
	kabu.com Securities Co., Ltd. (Capital markets)	1,200,000	4,586
	Kakaku.com, Inc. (Internet software & services)	1,950	11,294
	Keyence Corporation (Electronic equipment, instruments & components)	132,000	28,715
	Miraca Holdings, Inc. (Health care providers & services)	282,000	9,982
	MISUMI Group, Inc. (Trading companies & distributors)	534,000	11,194
	Mitsubishi UFJ Financial Group, Inc. (Commercial banks)	4,587,000	21,374
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	456,000	24,034
	Nabtesco Corporation (Machinery)	570,000	9,279
	Nippon Electric Glass Co., Ltd. (Electronic equipment, instruments & components)	1,890,000	25,764
	Nitori Co., Ltd. (Specialty retail)	180,020	15,052
	Osaka Securities Exchange Co., Ltd. (Diversified financial services)	1,770	8,682
	Point, Inc. (Specialty retail)	219,600	9,970
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	129,000	11,605
	Softbank Corporation (Wireless telecommunication services)	2,085,000	68,210
	Sony Financial Holdings, Inc. (Insurance)	9,450	30,791
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	1,815,000	52,876
	Terumo Corporation (Health care equipment & supplies)	252,000	13,373
	USS Co., Ltd. (Specialty retail)	153,000	11,418
	Yahoo! Japan Corporation (Internet software & services)	142,291	49,158
	Yamada Denki Co., Ltd. (Specialty retail)	312,000	19,360

			642,417

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—12.3%
China—4.4%
Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	280,000	$440
China High Speed Transmission Equipment Group Co., Ltd. (Electrical equipment)	6,930,000	15,041
China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	8,655,000	35,807
China Yurun Food Group, Ltd. (Food products)	3,540,000	13,140
China Zhongwang Holdings, Ltd. (Metals & mining)	4,140,400	2,567
CNOOC, Ltd. (Oil, gas & consumable fuels)	34,290,000	66,469
Dongfang Electric Corporation, Ltd. (Electrical equipment)	3,192,000	14,996
Dongfeng Motor Group Co., Ltd. (Automobiles)	14,880,000	30,455
Lonking Holdings, Ltd. (Machinery)	8,610,000	8,700
Minth Group, Ltd. (Auto components)	2,820,000	5,626
Shanghai Electric Group Co., Ltd. (Electrical equipment)	23,760,171	13,199
Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	391,000	1,255

		207,695

India—2.9%
Asian Paints, Ltd. (Chemicals)	247,322	14,658
Axis Bank, Ltd. (Commercial banks)	709,692	24,269
Infosys Technologies, Ltd. (IT services)	597,214	40,543
Infrastructure Development Finance Co., Ltd. (Diversified financial services)	2,608,609	11,770
Jindal Steel & Power, Ltd. (Metals & mining)	1,208,599	19,023
Lupin, Ltd. (Pharmaceuticals)	1,318,509	11,388
Shriram Transport Finance Co., Ltd. (Consumer finance)	279,002	4,817
Sun TV Network, Ltd. (Media)	292,229	3,375
Yes Bank, Ltd. (Commercial banks)	942,591	7,345

		137,188

Indonesia—2.7%
PT Astra International Tbk (Automobiles)	8,310,000	52,793
PT Bank Rakyat Indonesia (Commercial banks)	24,900,000	27,899
PT Kalbe Farma Tbk (Pharmaceuticals)	42,705,500	12,202
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	10,515,000	11,605
PT United Tractors Tbk (Machinery)	11,340,000	25,983

		130,482

Malaysia—0.1%
Top Glove Corporation Bhd (Health care equipment & supplies)	3,114,000	5,175

South Korea—1.9%
Halla Climate Control Corporation (Auto components)	289,382	5,418
Hankook Tire Co., Ltd. (Auto components)	134,530	3,888
Hyundai Mobis (Auto components)	104,911	23,646
Hyundai Motor Co. (Automobiles)	411,273	55,185

		88,137

Thailand—0.3%
CP ALL PCL (Food & staples retailing)	11,439,100	15,924

Emerging Latin America—9.2%
Brazil—5.5%
Amil Participacoes S.A. (Insurance)	537,004	5,164
BM&F BOVESPA S.A. (Diversified financial services)	1,687,200	14,110

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—9.2%—(continued)
	Brazil—5.5%—(continued)
	BR Malls Participacoes S.A. (Real estate management & development)	1,212,000	$10,129
	BR Properties S.A. (Real estate management & development)	1,242,159	11,966
	Cyrela Brazil Realty S.A. (Household durables)	1,446,000	20,468
	Diagnosticos da America S.A. (Health care providers & services)	888,000	10,706
	Drogasil S.A. (Food & staples retailing)	194,700	4,971
	Iochpe-Maxion S.A. (Machinery)	550,200	6,894
	Localiza Rent a Car S.A. (Road & rail)	1,290,000	21,691
	Lojas Renner S.A. (Multiline retail)	558,000	19,124
*	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	938,827	9,327
	MRV Engenharia e Participacoes S.A. (Household durables)	1,266,464	12,021
	Natura Cosmeticos S.A. (Personal products)	1,419,000	38,159
	OdontoPrev S.A. (Health care providers & services)	981,000	11,532
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	2,583,000	33,661
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	1,680,000	20,007
	SLC Agricola S.A. (Food products)	597,000	6,584
	Totvs S.A. (Software)	87,000	6,679

			263,193

	Chile—1.0%
	Banco Santander Chile—ADR (Commercial banks)	282,452	27,271
	Lan Airlines S.A. (Airlines)	630,155	18,509

			45,780

	Colombia—0.5%
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	881,856	24,795

	Mexico—1.6%
	America Movil S.A.B. de C.V.—ADR (Wireless telecommunication services)	814,536	43,439
	Banco Compartamos S.A. de C.V. (Consumer finance)	1,710,000	10,890
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	3,657,656	7,024
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	4,704,000	13,558

			74,911

	Peru—0.6%
	Credicorp, Ltd. (Commercial banks)†	238,742	27,193

	Canada—5.4%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	2,142,795	60,791
	Canadian National Railway Co. (Road & rail)	199,600	12,765
	Canadian Western Bank (Commercial banks)	377,832	9,122
	Crescent Point Energy Corporation (Oil, gas & consumable fuels)	536,644	19,773
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	531,000	14,935
	Home Capital Group, Inc. (Thrifts & mortgage finance)	101,101	4,372
	Niko Resources, Ltd. (Oil, gas & consumable fuels)	278,732	27,432
	PetroBakken Energy, Ltd. Class “A” (Oil, gas & consumable fuels)	949,237	21,284
	Petrominerales, Ltd. (Oil, gas & consumable fuels)	258,242	6,262
	The Toronto-Dominion Bank (Commercial banks)	783,216	56,672
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	639,065	23,279

			256,687

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—3.7%
	Egypt—0.4%
	Commercial International Bank Egypt S.A.E. (Commercial banks)	1,429,750	$10,774
	Egyptian Financial Group-Hermes Holding (Capital markets)	1,321,510	6,750

			17,524

	South Africa—2.2%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	1,215,909	16,398
	Clicks Group, Ltd. (Multiline retail)	1,359,250	8,619
	MTN Group, Ltd. (Wireless telecommunication services)	1,298,709	23,477
	Shoprite Holdings, Ltd. (Food & staples retailing)	1,883,804	26,743
	Standard Bank Group, Ltd. (Commercial banks)	1,398,580	22,272
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	536,674	9,624

			107,133

	Turkey—0.9%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	457,293	13,198
	Turkiye Garanti Bankasi A.S. (Commercial banks)	4,868,825	28,273

			41,471

	United Arab Emirates—0.2%
	First Gulf Bank PJSC (Commercial banks)	2,330,208	9,485

	Asia—2.0%
	Hong Kong—1.0%
	Li & Fung, Ltd. (Distributors)	8,520,000	47,932

	Singapore—1.0%
	CapitaLand, Ltd. (Real estate management & development)	5,100,000	15,745
	CapitaMalls Asia, Ltd. (Real estate management & development)	13,470,000	22,124
*	Midas Holdings, Ltd. (Metals & mining)	4,976,000	3,517
	Olam International, Ltd. (Food & staples retailing)	3,027,000	7,504

			48,890

	Total Common Stocks—95.7% (cost $3,637,683)		4,531,432

	Convertible Bond
	Brazil—0.0%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$2,875	1,768

	Total Convertible Bond—0.0% (cost $1,491)		1,768

	Exchange-Traded Fund
	China—0.7%
	iShares FTSE/Xinhua A50 China Index	20,334,100	32,498

	Total Exchange-Traded Fund—0.7% (cost $32,626)		32,498

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Investment in Rights
	France—0.1%
*	Cie Generale des Etablissements Michelin 2010, $45.00 (Auto components)	459,753	$1,284

	Greece—0.0%
*	National Bank of Greece S.A. 2010, $5.20 (Commercial banks)	844,635	760
*	National Bank of Greece S.A. 2010, $5.20 (Commercial banks)	844,635	414

			1,174

	Total Investment in Rights—0.1% (cost $0)		2,458

	Investment in Affiliate
	William Blair Ready Reserves Fund	6,376,394	6,376

	Total Investment in Affiliate—0.1% (cost $6,376)		6,376

	Short-Term Investment
	American Express Credit Corporation Demand Note, VRN, 0.106%, due 10/1/10	$6,000	6,000

	Total Short-Term Investment—0.1% (cost $6,000)		6,000

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.200% dated 9/30/10, due 10/1/10, repurchase price $68,866 collateralized by FHLB, 0.625%, due 1/13/12	68,866	68,866

	Total Repurchase Agreement—1.5% (cost $68,866)		68,866

	Total Investments—98.2% (cost $3,753,042)		4,649,398
	Cash and other assets, less liabilities—1.8%		84,032

	Net assets—100.0%		$4,733,430

ADR = American Depository Receipt

VRN = Variable Rate Note

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.04% of the Fund’s net assets at September 30, 2010.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.04% of the net assets at September 30, 2010.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

At September 30, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	22.4%
Consumer Discretionary	18.4%
Industrials	17.8%
Materials	8.8%
Energy	8.4%
Information Technology	7.1%
Consumer Staples	6.3%
Health Care	5.2%
Telecommunication Services	3.9%
Utilities	1.0%
Exchange-Traded Fund	0.7%

Total	100.0%

At September 30, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	20.9%
Euro	18.7%
Japanese Yen	14.1%
Swiss Franc	7.7%
Hong Kong Dollar	6.4%
Brazilian Real	5.8%
Canadian Dollar	4.8%
U.S. Dollar	3.5%
Indian Rupee	3.0%
Indonesian Rupiah	2.9%
South African Rand	2.3%
Danish Krone	2.2%
South Korean Won	1.9%
Swedish Krona	1.3%
All Other Currencies	4.5%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.6%
	Denmark—1.5%
	Novo Nordisk A/S (Pharmaceuticals)	26,189	$2,599

	Finland—1.4%
	Kone Oyj (Machinery)	44,229	2,285

	France—5.0%
	AXA S.A. (Insurance)	69,454	1,214
	Cie Generale des Etablissements Michelin (Auto components)	21,479	1,634
	L’Oreal S.A. (Personal products)	19,889	2,237
	Schneider Electric S.A. (Electrical equipment)	14,409	1,827
	Vinci S.A. (Construction & engineering)	28,155	1,411

			8,323

	Germany—4.1%
	MAN SE (Machinery)	27,907	3,042
*	QIAGEN N.V. (Life sciences tools & services)	75,447	1,350
	SAP AG (Software)	49,644	2,456

			6,848

	Ireland—1.3%
	Ryanair Holdings plc—ADR (Airlines)	71,919	2,216

	Israel—1.8%
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	57,579	3,037

	Italy—1.9%
	Saipem SpA (Energy equipment & services)	81,496	3,264

	Spain—3.1%
	Banco Santander S.A. (Commercial banks)	151,076	1,919
	Inditex S.A. (Specialty retail)	40,369	3,207

			5,126

	Sweden—0.9%
	Atlas Copco AB (Machinery)	82,538	1,593

	Switzerland—8.6%
*	ABB, Ltd. (Electrical equipment)	106,750	2,250
*	Actelion, Ltd. (Biotechnology)	36,527	1,463
	Credit Suisse Group AG (Capital markets)	37,417	1,599
	Julius Baer Group, Ltd. (Capital markets)	36,611	1,333
	Nestle S.A. (Food products)	61,084	3,254
	Novartis AG (Pharmaceuticals)	18,791	1,078
	Sonova Holding AG (Health care equipment & supplies)	8,781	1,072
	Zurich Financial Services AG (Insurance)	10,317	2,418

			14,467

	United Kingdom—22.8%
	Amlin plc (Insurance)	136,783	862
*	Autonomy Corporation plc (Software)	67,344	1,918
	Barclays plc (Commercial banks)	427,288	2,011
	BG Group plc (Oil, gas & consumable fuels)	152,612	2,681
	British Sky Broadcasting Group plc (Media)	223,455	2,476

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—22.8%—(continued)
	Burberry Group plc (Textiles, apparel & luxury goods)	131,522	$2,149
	Centrica plc (Multi-utilities)	315,519	1,603
	Compass Group plc (Hotels, restaurants & leisure)	291,792	2,432
	Experian plc (Professional services)	143,454	1,562
	HSBC Holdings plc (Commercial banks)	150,329	1,544
	Johnson Matthey plc (Chemicals)	53,166	1,472
	Petrofac, Ltd. (Energy equipment & services)	83,618	1,804
	Reckitt Benckiser Group plc (Household products)	68,497	3,766
*	Rolls-Royce Group plc (Aerospace & defense)	250,350	2,373
	Rotork plc (Machinery)	44,402	1,200
	Standard Chartered plc (Commercial banks)	97,568	2,799
	The Capita Group plc (Professional services)	134,089	1,656
	Tullow Oil plc (Oil, gas & consumable fuels)	100,837	2,018
	Vedanta Resources plc (Metals & mining)	60,537	2,059

			38,385

	Japan—12.2%
	Canon, Inc. (Office electronics)	54,600	2,548
	Fanuc, Ltd. (Machinery)	18,400	2,343
	Keyence Corporation (Electronic equipment, instruments & components)	8,700	1,893
	Komatsu, Ltd. (Machinery)	75,900	1,762
	Mitsubishi Corporation (Trading companies & distributors)	121,800	2,890
	Mitsubishi UFJ Financial Group, Inc. (Commercial banks)	351,700	1,639
	Mitsui & Co., Ltd. (Trading companies & distributors)	71,200	1,059
	Nitori Co., Ltd. (Specialty retail)	10,350	866
	Softbank Corporation (Wireless telecommunication services)	60,800	1,989
	Sony Financial Holdings, Inc. (Insurance)	271	883
	Terumo Corporation (Health care equipment & supplies)	22,300	1,183
	Yahoo! Japan Corporation (Internet software & services)	4,117	1,422

			20,477

	Emerging Asia—9.3%
	China—3.4%
	China Life Insurance Co., Ltd. (Insurance)	420,000	1,659
	CNOOC, Ltd. (Oil, gas & consumable fuels)	1,190,000	2,307
	Weichai Power Co., Ltd. (Machinery)	158,000	1,670

			5,636

	India—3.3%
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	203,421	1,517
	HDFC Bank, Ltd.—ADR (Commercial banks)	8,066	1,487
	Infosys Technologies, Ltd. (IT services)	36,414	2,472

			5,476

	Indonesia—0.6%
	PT Bank Rakyat Indonesia (Commercial banks)	919,000	1,030

	South Korea—1.5%
	Hyundai Motor Co. (Automobiles)	18,641	2,501

	Taiwan—0.5%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	65,552	921

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Canada—7.9%
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	76,606	$2,173
Canadian National Railway Co. (Road & rail)†	43,365	2,776
Goldcorp, Inc. (Metals & mining)†	46,420	2,020
The Toronto-Dominion Bank (Commercial banks)	40,472	2,929
Thomson Reuters Corporation (Media)	34,633	1,302
Tim Hortons, Inc. (Hotels, restaurants & leisure)	56,277	2,050

		13,250

Emerging Latin America—6.9%
Brazil—5.2%
BM&F BOVESPA S.A. (Diversified financial services)	211,771	1,771
Cyrela Brazil Realty S.A. (Household durables)	90,300	1,278
PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	41,700	497
Petroleo Brasileiro S.A.—ADR (Oil, gas & consumable fuels)	39,799	1,443
Vale S.A.—ADR (Metals & mining)	66,408	2,077
Weg S.A. (Machinery)	153,500	1,678

		8,744

Mexico—1.0%
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	653,700	1,645

Panama—0.7%
Copa Holdings S.A. Class “A” (Airlines)†	21,501	1,159

Asia—4.4%
Australia—1.1%
BHP Billiton, Ltd.—ADR (Metals & mining)	24,046	1,835

Hong Kong—2.5%
Li & Fung, Ltd. (Distributors)	466,000	2,622
Noble Group, Ltd. (Trading companies & distributors)	1,128,727	1,622

		4,244

Singapore—0.8%
CapitaLand, Ltd. (Real estate management & development)	441,000	1,361

Emerging Europe, Mid-East, Africa—2.0%
South Africa—0.9%
Standard Bank Group, Ltd. (Commercial banks)	92,124	1,467

Turkey—1.1%
Turkiye Garanti Bankasi A.S. (Commercial banks)	336,908	1,956

Total Common Stocks—95.1% (cost $126,330)		159,845

Preferred Stock
Brazil—1.3%
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	133,777	2,158

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Preferred Stock—(continued)
	Total Preferred Stock—1.3% (cost $1,629)		2,158

	Investment in Rights
	France—0.0%
*	Cie Generale des Etablissements Michelin 2010, $45.00 (Auto components)	21,479	$60

	Total Investment in Rights—0.0% (cost $0)		60

	Investment in Affiliate
	William Blair Ready Reserves Fund	4,954	5

	Total Investment in Affiliate—0.0% (cost $5)		5

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.200% dated 9/30/10, due 10/1/10, repurchase price $1,340, collateralized by FHLB, 0.625%, due 1/13/12	$1,340	1,340

	Total Repurchase Agreement—0.8% (cost $1,340)		1,340

	Total Investments—97.2% (cost $129,304)		163,408
	Cash and other assets, less liabilities—2.8%		4,776

	Net assets—100.0%		$168,184

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

At September 30, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	23.7%
Financials	21.0%
Consumer Discretionary	14.3%
Energy	10.6%
Information Technology	8.4%
Health Care	7.3%
Consumer Staples	6.7%
Materials	5.8%
Telecommunication Services	1.2%
Utilities	1.0%

Total	100.0%

At September 30, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	22.7%
Euro	16.0%
Japanese Yen	12.6%
U.S. Dollar	12.5%
Swiss Franc	8.9%
Hong Kong Dollar	6.1%
Brazilian Real	4.6%
Canadian Dollar	3.9%
Indian Rupee	2.5%
Singapore Dollar	1.8%
Danish Krone	1.6%
South Korean Won	1.5%
Turkish Lira	1.2%
Mexican Peso	1.0%
All Other Currencies	3.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—27.7%
	Denmark—2.5%
	FLSmidth & Co. A/S (Construction & engineering)	173,162	$12,651
	SimCorp A/S (Software)	5,318	847

			13,498

	Finland—2.0%
	Nokian Renkaat Oyj (Auto components)	321,459	11,039

	France—1.8%
	bioMerieux (Health care equipment & supplies)	34,407	3,565
*	Boursorama (Capital markets)	129,671	1,548
	Gemalto N.V. (Computers & peripherals)	111,155	4,562

			9,675

	Germany—7.2%
	Aixtron AG (Semiconductors & semiconductor equipment)	254,143	7,553
	Fielmann AG (Specialty retail)	46,079	4,298
	Lanxess AG (Chemicals)	209,511	11,479
	Wincor Nixdorf AG (Computers & peripherals)	163,077	10,632
	Wirecard AG (IT services)	374,597	5,102

			39,064

	Ireland—1.3%
*	Norkom Group plc (Software)	195,019	250
	Paddy Power plc (Hotels, restaurants & leisure)	201,016	7,054

			7,304

	Italy—1.5%
	Ansaldo STS SpA (Transportation infrastructure)	103,091	1,334
	DiaSorin SpA (Health care equipment & supplies)	129,139	5,304
	Trevi Finanziaria SpA (Construction & engineering)	94,631	1,341

			7,979

	Netherlands—0.5%
	BinckBank N.V. (Capital markets)	179,314	2,504

	Norway—0.2%
*	Pronova BioPharma A/S (Pharmaceuticals)	548,917	1,003

	Spain—2.5%
	Prosegur Cia de Seguridad S.A. (Commercial services & supplies)	91,936	5,499
	Tecnicas Reunidas S.A. (Energy equipment & services)	151,035	8,052

			13,551

	Sweden—1.6%
	Elekta AB (Health care equipment & supplies)	234,349	8,483

	Switzerland—6.6%
*	Dufry Group (Specialty retail)	85,542	8,174
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	49,442	2,571
	Partners Group Holding AG (Capital markets)	68,732	11,387
	Sika AG (Chemicals)	2,834	5,229

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—27.7%—(continued)
	Switzerland—6.6%—(continued)
*	Temenos Group AG (Software)	274,874	$8,420

			35,781

	United Kingdom—18.0%
	Abcam plc (Biotechnology)	145,069	3,936
	Aggreko plc (Commercial services & supplies)	219,565	5,415
	Amlin plc (Insurance)	1,035,450	6,528
	Ashmore Group plc (Capital markets)	604,554	3,178
*	ASOS plc (Internet & catalog retail)	81,932	1,461
	Aveva Group plc (Software)	201,540	4,632
	Babcock International Group plc (Commercial services & supplies)	835,469	7,481
*	Blinkx plc (Internet software & services)	1,102,336	1,433
	Britvic plc (Beverages)	352,332	2,686
*	Ceres Power Holdings plc (Electrical equipment)	112,497	122
	Chemring Group plc (Aerospace & defense)	52,190	2,465
	Domino’s Pizza UK & IRL plc (Hotels, restaurants & leisure)	175,676	1,296
	Dunelm Group plc (Specialty retail)	390,682	2,404
*	EnQuest plc (Oil, gas & consumable fuels)	1,341,033	2,439
	Halfords Group plc (Specialty retail)	279,222	1,942
	Intertek Group plc (Professional services)	116,002	3,335
	Lancashire Holdings, Ltd. (Insurance)	451,132	3,933
	Meggitt plc (Aerospace & defense)	804,838	3,745
	Michael Page International plc (Professional services)	820,513	5,939
	Promethean World plc (Diversified consumer services)	208,078	417
	Rightmove plc (Media)	254,918	2,937
	Serco Group plc (Commercial services & supplies)	773,831	7,476
	Spirax-Sarco Engineering plc (Machinery)	254,711	7,202
*	Telecity Group plc (Internet software & services)	196,942	1,533
	The Weir Group plc (Machinery)	392,952	8,784
	Ultra Electronics Holdings plc (Aerospace & defense)	40,251	1,077
	Victrex plc (Chemicals)	170,829	3,424

			97,220

	Emerging Asia—16.4%
	China—7.1%
	361 Degrees International, Ltd. (Textiles, apparel & luxury goods)	6,614,000	6,649
	AAC Acoustic Technologies Holdings, Inc. (Communications equipment)	2,681,559	5,848
	Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	1,842,429	2,897
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical equipment)	1,208,000	2,622
	Comba Telecom Systems Holdings, Ltd. (Communications equipment)	1,974,297	2,209
*	Concord Medical Services Holdings, Ltd.—ADR (Health care providers & services)	99,812	699
	Haitian International Holdings, Ltd. (Machinery)	2,216,496	2,171
	Lonking Holdings, Ltd. (Machinery)	4,232,000	4,276
	Minth Group, Ltd. (Auto components)	2,527,384	5,042
	Peak Sport Products, Ltd. (Textiles, apparel & luxury goods)	5,928,000	4,355
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health care equipment & supplies)	601,600	1,713

			38,481

	India—3.9%
	Ipca Laboratories, Ltd. (Pharmaceuticals)	388,617	2,681
	Lupin, Ltd. (Pharmaceuticals)	915,370	7,906

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—16.4%—(continued)
	India—3.9%—(continued)
	Shriram Transport Finance Co., Ltd. (Consumer finance)	161,183	$2,783
*	SKS Microfinance, Ltd. (Consumer finance)	91,629	2,727
	Yes Bank, Ltd. (Commercial banks)	613,524	4,781

			20,878

	Indonesia—1.2%
*	PT Ciputra Development Tbk (Real estate management & development)	14,294,000	609
	PT Indofood CBP Sukses Makmur Tbk (Food products)	760,500	464
	PT Kalbe Farma Tbk (Pharmaceuticals)	10,580,000	3,023
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	2,214,500	2,444

			6,540

	South Korea—0.7%
	Halla Climate Control Corporation (Auto components)	193,748	3,628

	Taiwan—3.5%
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	1,257,000	4,044
	Tripod Technology Corporation (Electronic equipment, instruments & components)	1,234,000	4,720
	Wistron Corporation (Computers & peripherals)	4,368,102	7,969
	Young Fast Optoelectronics Co., Ltd. (Electronic equipment, instruments & components)	220,000	2,507

			19,240

	Japan—16.1%
	Aeon Delight Co., Ltd. (Commercial services & supplies)	83,700	1,566
	CyberAgent, Inc. (Media)	2,299	4,147
	Dena Co., Ltd. (Internet & catalog retail)	335,400	10,562
	Disco Corporation (Semiconductors & semiconductor equipment)	55,300	3,180
	EPS Co., Ltd. (Life sciences tools & services)	560	1,429
	Exedy Corporation (Auto components)	180,700	5,429
	F.C.C. Co., Ltd. (Auto components)	164,809	3,550
	Gree, Inc. (Internet software & services)	491,150	7,984
	Kakaku.com, Inc. (Internet software & services)	1,047	6,064
	Miraca Holdings, Inc. (Health care providers & services)	302,100	10,694
	Nabtesco Corporation (Machinery)	250,000	4,070
	Nitori Co., Ltd. (Specialty retail)	61,500	5,142
	Osaka Securities Exchange Co., Ltd. (Diversified financial services)	1,402	6,877
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	53,500	4,813
	Start Today Co., Ltd. (Internet & catalog retail)	1,422	3,967
	USS Co., Ltd. (Specialty retail)	99,750	7,444

			86,918

	Emerging Latin America—4.9%
	Brazil—3.5%
	Brasil Brokers Participacoes S.A. (Real estate management & development)	319,800	1,417
	Drogasil S.A. (Food & staples retailing)	107,300	2,739
	Localiza Rent a Car S.A. (Road & rail)	206,600	3,474
	Lojas Renner S.A. (Multiline retail)	150,700	5,165
	OdontoPrev S.A. (Health care providers & services)	226,500	2,663
	Positivo Informatica S.A. (Computers & peripherals)	218,500	2,195
	Tegma Gestao Logistica S.A. (Road & rail)	107,198	1,273

			18,926

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—4.9%—(continued)
	Mexico—1.4%
	Banco Compartamos S.A. de C.V. (Consumer finance)	378,900	$2,413
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,372,220	2,635
*	Grupo Comercial Chedraui S.A. de C.V. (Food & staples retailing)	810,087	2,330

			7,378

	Canada—4.8%
*	Bankers Petroleum, Ltd. (Oil, gas & consumable fuels)	191,809	1,516
	Canadian Western Bank (Commercial banks)	196,000	4,732
*	Consolidated Thompson Iron Mines, Ltd. (Metals & mining)	628,062	5,384
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	246,900	6,944
	Home Capital Group, Inc. (Thrifts & mortgage finance)	55,541	2,402
*	Legacy Oil + Gas, Inc. (Oil, gas & consumable fuels)	205,724	2,255
	Petrominerales, Ltd. (Oil, gas & consumable fuels)	124,920	3,029

			26,262

	Asia—4.2%
	Australia—2.8%
	Cochlear, Ltd. (Health care equipment & supplies)	82,318	5,590
	JB Hi-Fi, Ltd. (Specialty retail)	263,327	5,258
	Seek, Ltd. (Professional services)	555,199	4,014

			14,862

	Hong Kong—0.0%
	Value Partners Group, Ltd. (Capital markets)	97,000	67

	Singapore—1.4%
	Goodpack, Ltd. (Air freight & logistics)	1,427,000	2,072
	Midas Holdings, Ltd. (Metals & mining)	3,017,000	2,283
	Olam International, Ltd. (Food & staples retailing)	1,317,700	3,266

			7,621

	Emerging Europe, Mid-East, Africa—3.5%
	Egypt—0.2%
	Ghabbour Auto (Automobiles)	110,302	849

	South Africa—2.5%
	Adcock Ingram Holdings, Ltd. (Pharmaceuticals)	294,289	2,681
	Clicks Group, Ltd. (Multiline retail)	1,222,738	7,753
	Mr Price Group, Ltd. (Specialty retail)	405,769	3,202

			13,636

	Turkey—0.4%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	45,121	1,302
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	204,978	1,063

			2,365

	United Arab Emirates—0.4%
*	Aramex Co. (Air freight & logistics)	3,930,836	2,355

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—95.6% (cost $419,704)		517,107

Preferred Stock
Brazil—0.5%
Marcopolo S.A. (Machinery)	783,400	$2,593

Total Preferred Stock—0.5% (cost $2,348)		2,593

Convertible Bond
Brazil—0.1%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$959	590

Total Convertible Bond—0.1% (cost $497)		590

Investment in Affiliate
William Blair Ready Reserves Fund	488,920	489

Total Investment in Affiliate—0.1% (cost $489)		489

Short-Term Investment
American Express Credit Corporation Demand Note, VRN, 0.106%, due 10/1/10	$500	500

Total Short-Term Investment—0.1% (cost $500)		500

Repurchase Agreement
Fixed Income Clearing Corporation, 0.200% dated 9/30/10, due 10/1/10, repurchase price $19,660, collateralized by FHLB, 0.625%, due 1/13/12	19,660	19,660

Total Repurchase Agreement—3.6% (cost $19,660)		19,660

Total Investments—100.0% (cost $443,198)		540,939
Cash and other assets, less liabilities—0.0%		103

Net assets—100.0%		$541,042

ADR = American Depository Receipt

VRN = Variable Rate Note

*	Non-income producing securities

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.11% of the Fund’s net assets at September 30, 2010.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.11% of the net assets at September 30, 2010.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

At September 30, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	26.3%
Industrials	20.2%
Information Technology	17.6%
Health Care	13.2%
Financials	11.1%
Materials	5.4%
Energy	3.3%
Consumer Staples	2.9%

Total	100.0%

At September 30, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	18.7%
Euro	17.5%
Japanese Yen	16.7%
Hong Kong Dollar	7.3%
Swiss Franc	6.9%
Canadian Dollar	5.0%
Brazilian Real	4.2%
Indian Rupee	4.0%
New Taiwan Dollar	3.7%
Australian Dollar	2.9%
South African Rand	2.6%
Danish Krone	2.6%
Swedish Krona	1.6%
Singapore Dollar	1.5%
Mexican Peso	1.4%
Indonesian Rupiah	1.3%
All Other Currencies	2.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—50.5%
	China—19.7%
	361 Degrees International, Ltd. (Textiles, apparel & luxury goods)	3,455,000	$3,473
	AAC Acoustic Technologies Holdings, Inc. (Communications equipment)	1,749,949	3,816
	Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	2,175,078	3,420
	Angang Steel Co., Ltd. (Metals & mining)	11,794,000	18,940
*	Baidu, Inc.—ADR (Internet software & services)	174,044	17,860
	Belle International Holdings, Ltd. (Specialty retail)	9,359,000	18,793
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	4,982,406	20,613
	China Vanke Co., Ltd. (Real estate management & development)	7,818,588	9,885
	China Yurun Food Group, Ltd. (Food products)	2,820,000	10,468
	CNOOC, Ltd. (Oil, gas & consumable fuels)	21,640,000	41,948
	Comba Telecom Systems Holdings, Ltd. (Communications equipment)	2,509,860	2,808
	Dongfang Electric Corporation, Ltd. (Electrical equipment)	1,912,800	8,986
	Dongfeng Motor Group Co., Ltd. (Automobiles)	15,460,000	31,642
	Haitian International Holdings, Ltd. (Machinery)	1,960,185	1,920
	Hengan International Group Co., Ltd. (Personal products)	657,000	6,550
	Industrial and Commercial Bank of China (Commercial banks)	36,485,000	27,180
	Lonking Holdings, Ltd. (Machinery)	5,641,000	5,700
	Minth Group, Ltd. (Auto components)	1,014,000	2,023
	Peak Sport Products, Ltd. (Textiles, apparel & luxury goods)	3,506,000	2,576
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health care equipment & supplies)	2,569,400	7,319
	Weichai Power Co., Ltd. (Machinery)	1,526,544	16,133
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	1,066,861	3,424

			265,477

	India—12.0%
	Asian Paints, Ltd. (Chemicals)	115,752	6,860
	Axis Bank, Ltd. (Commercial banks)	638,117	21,821
	Bajaj Auto, Ltd. (Automobiles)	323,142	10,570
	Dabur India, Ltd. (Personal products)	1,937,202	4,656
	Housing Development Finance Corporation (Thrifts & mortgage finance)	408,003	6,657
	Infosys Technologies, Ltd. (IT services)	392,342	26,635
	Infrastructure Development Finance Co., Ltd. (Diversified financial services)	1,099,407	4,961
	Jindal Steel & Power, Ltd. (Metals & mining)	789,457	12,426
	Larsen & Toubro, Ltd. (Construction & engineering)	501,160	22,899
	Lupin, Ltd. (Pharmaceuticals)	783,291	6,765
	Shriram Transport Finance Co., Ltd. (Consumer finance)	198,980	3,435
*	SKS Microfinance, Ltd. (Consumer finance)	112,147	3,338
	Sun TV Network, Ltd. (Media)	318,080	3,674
	Tata Motors, Ltd. (Machinery)	899,132	21,973
	Yes Bank, Ltd. (Commercial banks)	706,483	5,505

			162,175

	Indonesia—4.5%
	PT Astra International Tbk (Automobiles)	3,423,000	21,746
	PT Bank Rakyat Indonesia (Commercial banks)	11,797,000	13,218
*	PT Ciputra Development Tbk (Real estate management & development)	54,385,456	2,316
	PT Kalbe Farma Tbk (Pharmaceuticals)	11,585,500	3,310
	PT Unilever Indonesia Tbk (Household products)	5,873,000	11,088
	PT United Tractors Tbk (Machinery)	4,051,000	9,282

			60,960

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—50.5%—(continued)
	Malaysia—1.7%
	CIMB Group Holdings Bhd (Commercial banks)	7,445,900	$19,706
	Top Glove Corporation Bhd (Health care equipment & supplies)	1,624,300	2,699

			22,405

	Papua New Guinea—0.5%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	1,161,892	6,907

	South Korea—6.0%
	Amorepacific Corporation (Personal products)	8,359	8,401
	Hankook Tire Co., Ltd. (Auto components)	54,150	1,565
	Hyundai Mobis (Auto components)	121,149	27,305
	Hyundai Motor Co. (Automobiles)	168,130	22,560
	LG Household & Health Care, Ltd. (Household products)	22,474	8,298
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	18,850	12,845

			80,974

	Taiwan—4.8%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	7,138,992	26,850
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,284,878	18,055
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	1,416,000	4,555
	Tripod Technology Corporation (Electronic equipment, instruments & components)	1,389,000	5,313
	Wistron Corporation (Computers & peripherals)	5,418,676	9,886

			64,659

	Thailand—1.3%
	CP ALL PCL (Food & staples retailing)	9,967,600	13,876
	Kasikornbank PCL (Commercial banks)	425,700	1,641
	Minor International PCL (Hotels, restaurants & leisure)	2,544,400	1,132

			16,649

	Emerging Latin America—26.0%
	Brazil—13.3%
	Amil Participacoes S.A. (Insurance)	336,337	3,234
	BR Malls Participacoes S.A. (Real estate management & development)	1,371,800	11,464
	BR Properties S.A. (Real estate management & development)	360,345	3,472
	Brasil Brokers Participacoes S.A. (Real estate management & development)	438,200	1,942
	Cia de Bebidas das Americas—ADR (Beverages)	233,235	28,870
	Cyrela Brazil Realty S.A. (Household durables)	732,000	10,361
	Diagnosticos da America S.A. (Health care providers & services)	620,500	7,481
	Drogasil S.A. (Food & staples retailing)	129,600	3,309
*	Hypermarcas S.A. (Personal products)	474,828	7,378
	Localiza Rent a Car S.A. (Road & rail)	773,000	12,998
	Lojas Renner S.A. (Multiline retail)	382,000	13,093
	Natura Cosmeticos S.A. (Personal products)	255,100	6,860
	OdontoPrev S.A. (Health care providers & services)	262,400	3,085
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	1,126,900	14,686
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	660,200	7,862
	Positivo Informatica S.A. (Computers & peripherals)	254,900	2,561
	Totvs S.A. (Software)	73,100	5,612
	Vale S.A.—ADR (Metals & mining)	1,144,582	35,791

			180,059

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—26.0%—(continued)
	Chile—1.8%
	Banco Santander Chile—ADR (Commercial banks)	154,866	$14,952
	Lan Airlines S.A. (Airlines)	328,295	9,643

			24,595

	Colombia—1.0%
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	503,071	14,145

	Mexico—8.3%
	America Movil S.A.B. de C.V. (Wireless telecommunication services)	13,930,200	37,231
	Banco Compartamos S.A. de C.V. (Consumer finance)	993,700	6,328
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,737,134	3,336
*	Grupo Comercial Chedraui S.A. de C.V. (Food & staples retailing)	1,213,366	3,490
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	9,287,228	26,767
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	13,687,600	34,432

			111,584

	Panama—0.5%
	Copa Holdings S.A. Class “A” (Airlines)†	115,521	6,228

	Peru—1.1%
	Credicorp, Ltd. (Commercial banks)†	127,341	14,504

	Emerging Europe, Mid-East, Africa—12.6%
	Egypt—0.5%
	Commercial International Bank Egypt S.A.E. (Commercial banks)	928,170	6,994

	Qatar—1.5%
	Qatar National Bank S.A.Q. (Commercial banks)	471,674	19,760

	Russia—1.5%
	Magnit OAO (Food & staples retailing)†	120,984	14,155
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	169,200	6,768

			20,923

	South Africa—5.6%
	Clicks Group, Ltd. (Multiline retail)	1,286,118	8,155
	Mr Price Group, Ltd. (Specialty retail)	612,556	4,834
	MTN Group, Ltd. (Wireless telecommunication services)	765,676	13,841
	Naspers, Ltd. (Media)	259,787	12,702
	Shoprite Holdings, Ltd. (Food & staples retailing)	429,745	6,101
	Standard Bank Group, Ltd. (Commercial banks)	886,266	14,114
	Truworths International, Ltd. (Specialty retail)	1,250,000	12,553
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	178,095	3,194

			75,494

	Turkey—3.1%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	112,719	3,254
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	255,584	1,325
	Turkiye Garanti Bankasi A.S. (Commercial banks)	6,403,410	37,184

			41,763

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East, Africa—12.6%—(continued)
United Arab Emirates—0.4%
First Gulf Bank PJSC (Commercial banks)	1,201,181	$4,890

Total Common Stocks—89.1% (cost $888,316)		1,201,145

Preferred Stocks
Brazil—4.7%
Itau Unibanco Holding S.A. (Commercial banks)	1,405,054	33,607
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,515,215	24,438
Randon Participacoes S.A. (Machinery)	756,299	5,319

		63,364

Total Preferred Stocks—4.7% (cost $54,306)		63,364

Convertible Bond
Brazil—0.1%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$1,602	985

Total Convertible Bond—0.1% (cost $831)		985

Investment in Affiliate
William Blair Ready Reserves Fund	66,219	66

Total Investment in Affiliate—0.0% (cost $66)		66

Short-Term Investment
American Express Credit Corporation Demand Note, VRN, 0.106%, due 10/1/10	$2,000	2,000

Total Short-Term Investment—0.1% (cost $2,000)		2,000

Repurchase Agreement
Fixed Income Clearing Corporation, 0.200% dated 9/30/10, due 10/1/10, repurchase price $22,887, collateralized by FHLB, 0.625%, due 1/13/12	22,887	22,887

Total Repurchase Agreement—1.7% (cost $22,887)		22,887

Total Investments—95.7% (cost $968,406)		1,290,447
Cash and other assets, less liabilities—4.3%		57,583

Net assets—100.0%		$1,348,030

ADR = American Depository Receipt

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

GDR = Global Depository Receipt

VRN = Variable Rate Note

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.07% of the Fund’s net assets at September 30, 2010.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.07% of the net assets at September 30, 2010.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

At September 30, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	23.1%
Consumer Discretionary	17.5%
Consumer Staples	14.0%
Information Technology	10.8%
Industrials	10.2%
Energy	9.7%
Materials	8.0%
Telecommunication Services	4.0%
Health Care	2.7%

Total	100.0%

At September 30, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	19.6%
Brazilian Real	14.2%
Indian Rupee	12.8%
U.S. Dollar	11.0%
Mexican Peso	8.8%
South Korean Won	6.4%
South African Rand	6.0%
New Taiwan Dollar	5.1%
Indonesian Rupiah	4.8%
Turkish Lira	3.3%
Malaysian Ringgit	1.8%
Qatari Rial	1.6%
Thai Baht	1.3%
Canadian Dollar	1.1%
All Other Currencies	2.2%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—54.9%
	China—19.5%
	Angang Steel Co., Ltd. (Metals & mining)	502,000	$806
	Anhui Conch Cement Co., Ltd. (Construction materials)	200,000	909
*	Baidu, Inc.—ADR (Internet software & services)	11,969	1,228
	Belle International Holdings, Ltd. (Specialty retail)	1,055,000	2,119
	China Yurun Food Group, Ltd. (Food products)	312,000	1,158
	CNOOC, Ltd. (Oil, gas & consumable fuels)	1,375,000	2,665
*	Ctrip.com International, Ltd.—ADR (Hotels, restaurants & leisure)	15,526	741
	Dongfang Electric Corporation, Ltd. (Electrical equipment)	193,800	910
	Dongfeng Motor Group Co., Ltd. (Automobiles)	772,000	1,580
	Golden Eagle Retail Group, Ltd. (Multiline retail)	331,000	939
	Hengan International Group Co., Ltd. (Personal products)	114,000	1,137
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health care equipment & supplies)	312,000	889
	Want Want China Holdings, Ltd. (Food products)	1,381,000	1,282
	Weichai Power Co., Ltd. (Machinery)	108,000	1,141

			17,504

	India—17.4%
	Asian Paints, Ltd. (Chemicals)	12,949	767
	Axis Bank, Ltd. (Commercial banks)	45,578	1,558
	Bajaj Auto, Ltd. (Automobiles)	35,180	1,151
	Dabur India, Ltd. (Personal products)	340,873	819
	HDFC Bank, Ltd. (Commercial banks)	32,857	1,820
	Housing Development Finance Corporation (Thrifts & mortgage finance)	83,341	1,360
	Infosys Technologies, Ltd. (IT services)	21,878	1,485
	Infrastructure Development Finance Co., Ltd. (Diversified financial services)	230,721	1,041
	ITC, Ltd. (Tobacco)	240,082	953
	Jindal Steel & Power, Ltd. (Metals & mining)	56,082	883
	Larsen & Toubro, Ltd. (Construction & engineering)	30,400	1,389
	Nestle India, Ltd. (Food products)	5,964	449
	Tata Motors, Ltd. (Machinery)	77,734	1,900

			15,575

	Indonesia—5.4%
	PT Astra International Tbk (Automobiles)	240,500	1,528
	PT Bank Rakyat Indonesia (Commercial banks)	1,283,000	1,437
	PT Indofood Sukses Makmur Tbk (Food products)	1,059,500	647
	PT United Tractors Tbk (Machinery)	528,000	1,210

			4,822

	Malaysia—2.8%
	CIMB Group Holdings Bhd (Commercial banks)	967,500	2,561

	South Korea—5.3%
	Hyundai Mobis (Auto components)	7,861	1,772
	Hyundai Motor Co. (Automobiles)	12,116	1,626
	LG Household & Health Care, Ltd. (Household products)	3,593	1,326

			4,724

	Taiwan—1.7%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	117,000	440

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—54.9%—(continued)
	Taiwan—1.7%—(continued)
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	79,000	$1,110

			1,550

	Thailand—2.8%
	CP ALL PCL (Food & staples retailing)	942,200	1,312
	Kasikornbank PCL (Commercial banks)	303,100	1,238

			2,550

	Emerging Latin America—24.0%
	Brazil—13.0%
	BM&F BOVESPA S.A. (Diversified financial services)	125,500	1,049
	Cia de Bebidas das Americas—ADR (Beverages)	19,128	2,368
	Cyrela Brazil Realty S.A. (Household durables)	90,200	1,277
*	Hypermarcas S.A. (Personal products)	58,800	914
	Natura Cosmeticos S.A. (Personal products)	28,300	761
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	68,500	893
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	135,200	1,610
	Vale S.A.—ADR (Metals & mining)	88,151	2,756

			11,628

	Chile—2.0%
	Banco Santander Chile—ADR (Commercial banks)	9,833	950
	S.A.C.I. Falabella (Multiline retail)	88,415	860

			1,810

	Colombia—1.4%
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	46,162	1,298

	Mexico—6.6%
	America Movil S.A.B. de C.V.—ADR (Wireless telecommunication services)	23,958	1,278
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	1,119,026	3,225
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	569,000	1,431

			5,934

	Peru—1.0%
	Credicorp, Ltd. (Commercial banks)†	7,661	872

	Emerging Europe, Mid-East, Africa—12.6%
	Egypt—1.0%
	Commercial International Bank Egypt S.A.E. (Commercial banks)	116,331	877

	Qatar—1.2%
	Qatar National Bank S.A.Q. (Commercial banks)	25,095	1,051

	Russia—2.9%
*	Magnit OJSC—144A—GDR (Food & staples retailing)	53,303	1,252
	Sberbank of Russian Federation (Commercial banks)†	154,188	433
*	X5 Retail Group N.V.—GDR (Food & staples retailing)	21,950	878

			2,563

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—12.6%—(continued)
	South Africa—4.7%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	85,950	$1,159
	MTN Group, Ltd. (Wireless telecommunication services)	63,975	1,156
	Naspers, Ltd. (Media)	19,400	948
	Shoprite Holdings, Ltd. (Food & staples retailing)	69,687	989

			4,252

	Turkey—2.8%
	Turkiye Garanti Bankasi A.S. (Commercial banks)	433,117	2,515

	United Kingdom—1.3%
	Vedanta Resources plc (Metals & mining)	35,099	1,194

	Total Common Stocks—92.8% (cost $63,549)		83,280

	Preferred Stocks
	Brazil—5.5%
	Itau Unibanco Holding S.A. (Commercial banks)	103,285	2,470
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	153,355	2,474

			4,944

	Total Preferred Stocks—5.5% (cost $4,509)		4,944

	Investment in Affiliate
	William Blair Ready Reserves Fund	440,307	440

	Total Investment in Affiliate—0.5% (cost $440)		440

	Repurchase Agreement
	State Street Bank and Trust Company, 0.200% dated 9/30/10, due 10/1/10, repurchase price $986, collateralized by U.S. Treasury, 2.125%, due 5/31/15	$986	986

	Total Repurchase Agreement—1.1% (cost $986)		986

	Total Investments—99.9% (cost $69,484)		89,650
	Cash and other assets, less liabilities—0.1%		56

	Net assets—100.0%		$89,706

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

At September 30, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	24.1%
Consumer Staples	20.0%
Consumer Discretionary	18.3%
Materials	12.0%
Energy	8.3%
Industrials	7.4%
Information Technology	4.8%
Telecommunication Services	2.8%
Health Care	2.3%

Total	100.0%

At September 30, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

Indian Rupee	17.6%
Hong Kong Dollar	17.6%
U.S. Dollar	14.5%
Brazilian Real	13.0%
Indonesian Rupiah	5.5%
South Korean Won	5.3%
Mexican Peso	5.3%
South African Rand	4.8%
Malaysian Ringgit	2.9%
Thai Baht	2.9%
Turkish Lira	2.8%
New Taiwan Dollar	1.8%
Canadian Dollar	1.5%
British Pound Sterling	1.3%
Qatari Rial	1.2%
All Other Currencies	2.0%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—35.4%
	American Campus Communities, Inc.	27,225	$829
	BioMed Realty Trust, Inc.	76,140	1,364
	Boston Private Financial Holdings, Inc.	211,928	1,386
*	Eagle Bancorp, Inc.	97,746	1,122
	Education Realty Trust, Inc.	207,290	1,482
	Excel Trust, Inc.	108,675	1,225
	First Potomac Realty Trust	105,427	1,581
	FirstMerit Corporation	78,967	1,447
	Highwoods Properties, Inc.	46,070	1,496
	Iberiabank Corporation	31,735	1,586
	LaSalle Hotel Properties	48,937	1,145
	MarketAxess Holdings, Inc.	86,245	1,464
	Meadowbrook Insurance Group, Inc.	151,945	1,363
	Mid-America Apartment Communities, Inc.	27,335	1,593
*	National Financial Partners Corporation	87,905	1,114
	National Retail Properties, Inc.	61,285	1,539
	Old National Bancorp	143,807	1,510
*	PHH Corporation	63,325	1,334
	Platinum Underwriters Holdings, Ltd.†	31,595	1,375
*	PMA Capital Corporation Class “A”	83,555	630
*	ProAssurance Corporation	21,735	1,252
	Prosperity Bancshares, Inc.	42,125	1,368
	Realty Income Corporation	25,815	871
*	Safeguard Scientifics, Inc.	100,140	1,255
	Sandy Spring Bancorp, Inc.	68,770	1,066
*	SVB Financial Group	24,135	1,021
	The Hanover Insurance Group, Inc.	40,265	1,892
	Umpqua Holdings Corporation	124,088	1,407
	Washington Federal, Inc.	64,400	983
	WSFS Financial Corporation	29,982	1,125

			38,825

	Industrials—16.4%
	Acuity Brands, Inc.	26,980	1,194
	Alexander & Baldwin, Inc.	23,270	811
	Belden, Inc.	46,090	1,216
	Cubic Corporation	20,505	837
*	EMCOR Group, Inc.	55,590	1,367
	ESCO Technologies, Inc.	46,250	1,538
	G&K Services, Inc. Class “A”	66,235	1,514
*	Global Defense Technology & Systems, Inc.	87,815	1,203
*	GrafTech International, Ltd.	66,415	1,038
*	Hawaiian Holdings, Inc.	139,875	838
*	Kadant, Inc.	60,095	1,136
	Kaydon Corporation	31,190	1,079
*	On Assignment, Inc.	173,030	908
	Quanex Building Products Corporation	58,190	1,005
	Robbins & Myers, Inc.	46,765	1,252
	TAL International Group, Inc.	46,560	1,128

			18,064

	Consumer Discretionary—13.2%
*	AFC Enterprises, Inc.	108,654	1,347
	Ameristar Casinos, Inc.	92,565	1,615

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Carter’s, Inc.	51,740	$1,362
	Chico’s FAS, Inc.	102,310	1,076
	Christopher & Banks Corporation	83,402	660
*	Gaylord Entertainment Co.	40,490	1,235
*	Kirkland’s, Inc.	62,675	869
*	Maidenform Brands, Inc.	36,680	1,058
	Meredith Corporation	32,670	1,088
*	Pacific Sunwear of California, Inc.	326,115	1,706
*	Pinnacle Entertainment, Inc.	114,230	1,274
	Stage Stores, Inc.	91,535	1,190

			14,480

	Information Technology—9.7%
	ADTRAN, Inc.	37,665	1,330
*	Atmel Corporation	228,935	1,822
*	Avid Technology, Inc.	76,451	1,002
*	Digital River, Inc.	48,690	1,657
	Earthlink, Inc.	130,520	1,186
*	j2 Global Communications, Inc.	55,680	1,325
*	Parametric Technology Corporation	84,070	1,643
*	Ultra Clean Holdings	79,413	685

			10,650

	Energy—6.3%
	Berry Petroleum Co. Class “A”	53,934	1,711
*	Forest Oil Corporation	54,633	1,623
*	Magnum Hunter Resources Corporation	149,736	620
*	Newpark Resources, Inc.	142,085	1,193
*	Northern Oil and Gas, Inc.	29,333	497
	SM Energy Co.	35,290	1,322

			6,966

	Utilities—5.4%
	Chesapeake Utilities Corporation	33,050	1,197
	Cleco Corporation	49,495	1,466
	NorthWestern Corporation	48,600	1,385
	Portland General Electric Co.	26,640	540
	UIL Holdings Corporation	48,960	1,379

			5,967

	Materials—5.4%
	Minerals Technologies, Inc.	31,145	1,835
*	PolyOne Corporation	136,910	1,655
*	RTI International Metals, Inc.	42,730	1,309
	Silgan Holdings, Inc.	35,495	1,125

			5,924

	Health Care—4.4%
	Invacare Corporation	44,500	1,180
*	Magellan Health Services, Inc.	34,920	1,650
*	Mednax, Inc.	11,493	612
*	Zoll Medical Corporation	43,135	1,392

			4,834

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Consumer Staples—2.2%
J&J Snack Foods Corporation	21,242	$891
Spartan Stores, Inc.	102,940	1,492

		2,383

Total Common Stocks—98.4% (cost $96,199)		108,093

Investment in Affiliate
William Blair Ready Reserves Fund	3,605	4

Total Investment in Affiliate—0.0% (cost $4)		4

Repurchase Agreement
State Street Bank and Trust Company, 0.200% dated 9/30/10, due 10/1/10, repurchase price $2,810, collateralized by U.S. Treasury Bill, 2.125%, due 5/31/15	$2,810	2,810

Total Repurchase Agreement—2.6% (cost $2,810)		2,810

Total Investments—101.0% (cost $99,013)		110,907
Liabilities, plus cash and other assets—(1.0)%		(1,124)

Net assets—100.0%		$109,783

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—28.5%
	Alexandria Real Estate Equities, Inc.	410	$29
	Allied World Assurance Co. Holdings, Ltd.†	570	32
	Ameriprise Financial, Inc.	1,080	51
	Apartment Investment & Management Co.	1,330	28
	Boston Properties, Inc.	305	25
	Brandywine Realty Trust	2,460	30
	Comerica, Inc.	1,470	55
	Corporate Office Properties Trust	710	26
	Discover Financial Services	2,140	36
	Fifth Third Bancorp	3,560	43
*	Forest City Enterprises, Inc. Class “A”	2,060	26
	Host Hotels & Resorts, Inc.	1,770	26
	KeyCorp	2,200	18
	PartnerRe, Ltd.†	360	29
	People’s United Financial, Inc.	3,070	40
	Realty Income Corporation	770	26
	The Hanover Insurance Group, Inc.	830	39
	Unum Group	1,060	23
	Validus Holdings, Ltd.†	970	26
	Ventas, Inc.	480	25
	Washington Federal, Inc.	1,630	25

			658

	Industrials—11.5%
*	Armstrong World Industries, Inc.	590	25
	Cintas Corporation	1,090	30
	Eaton Corporation	610	50
	Goodrich Corporation	410	30
	J.B. Hunt Transport Services, Inc.	800	28
	Manpower, Inc.	480	25
	Parker Hannifin Corporation	690	48
	Snap-On, Inc.	620	29

			265

	Utilities—11.2%
	DTE Energy Co.	950	44
	Northeast Utilities	1,450	43
	NSTAR	850	33
	PPL Corporation	1,720	47
	TECO Energy, Inc.	2,340	40
	Xcel Energy, Inc.	2,260	52

			259

	Consumer Discretionary—11.1%
	Best Buy Co., Inc.	640	26
*	Big Lots, Inc.	720	24
	Chico’s FAS, Inc.	3,040	32
	DISH Network Corporation	1,000	19
	Fortune Brands, Inc.	730	36
	Meredith Corporation	860	29
*	Mohawk Industries, Inc.	440	23
	Newell Rubbermaid, Inc.	2,040	36

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	Whirlpool Corporation	390	$32

			257

	Energy—10.5%
	Cabot Oil & Gas Corporation	840	25
	Ensco plc—ADR	500	23
*	Forest Oil Corporation	1,390	41
	Patterson-UTI Energy, Inc.	1,420	24
*	Petrohawk Energy Corporation	1,850	30
	Pioneer Natural Resources Co.	540	35
	SM Energy Co.	770	29
*	Whiting Petroleum Corporation	370	35

			242

	Materials—7.0%
	Airgas, Inc.	350	24
	Carpenter Technology Corporation	770	26
	Lubrizol Corporation	285	30
*	Pactiv Corporation	700	23
	Sonoco Products Co.	1,060	35
	Steel Dynamics, Inc.	1,740	25

			163

	Consumer Staples—6.6%
	Bunge, Ltd.†	330	20
	Campbell Soup Co.	630	22
	ConAgra Foods, Inc.	1,370	30
*	Energizer Holdings, Inc.	340	23
	HJ Heinz Co.	730	35
	The Kroger Co.	1,030	22

			152

	Information Technology—6.5%
*	Atmel Corporation	5,240	42
*	Ingram Micro, Inc. Class “A”	1,180	20
	Tellabs, Inc.	4,610	34
*	VeriSign, Inc.	1,300	41
	Xerox Corporation	1,200	13

			150

	Health Care—5.1%
	CIGNA Corporation	750	27
	Hill-Rom Holdings, Inc.	890	32
*	Laboratory Corporation of America Holdings	360	28
*	Mettler-Toledo International, Inc.†	255	32

			119

	Total Common Stocks—98.0% (cost $2,317)		2,265

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
State Street Bank and Trust Company, 0.200% dated 9/30/10, due 10/1/10, repurchase price $75, collateralized by U.S. Treasury Bill, 2.125%, due 5/31/15	$75	$75

Total Repurchase Agreement—3.2% (cost $75)		75

Total Investments—101.2% (cost $2,392)		2,340
Liabilities, plus cash and other assets—(1.2)%		(28)

Net assets—100.0%		$2,312

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—45.4%
U.S. Treasury Inflation Indexed Notes/Bonds—7.6%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$7,957	$11,065
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/13	623	662
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	3,243	3,656

Total U.S. Treasury Inflation Indexed Notes/Bonds		15,383

U.S. Treasury—1.7%
U.S. Treasury Bond, 3.875%, due 8/15/40	500	517
U.S. Treasury Note, 2.625%, due 8/15/20	1,350	1,363
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	2,000	1,537

Total U.S. Treasury Obligations		3,417

Government National Mortgage Association (GNMA)—0.9%
GNR 2004-2 M5, 4.891%, due 7/16/34	125	139
GNR 2006-67 GB, 4.366%, due 9/16/34, VRN	1,540	1,696

Total GNMA Mortgage Obligations		1,835

Federal Home Loan Mortgage Corp. (FHLMC)—7.9%
#G90024, 7.000%, due 1/20/13	40	42
#G30093, 7.000%, due 12/1/17	39	43
#G30255, 7.000%, due 7/1/21	84	93
#G12792, 4.500%, due 12/1/21	522	554
#D95897, 5.500%, due 3/1/23	269	290
#G30372, 5.000%, due 9/1/27	652	687
#G01728, 7.500%, due 7/1/32	315	359
#C01385, 6.500%, due 8/1/32	415	461
#G02141, 6.000%, due 3/1/36	1,984	2,193
#A62179, 6.000%, due 6/1/37	1,055	1,163
#A63539, 6.000%, due 7/1/37	1,341	1,478
#G03170, 6.500%, due 8/1/37	2,045	2,250
#A66843, 6.500%, due 10/1/37	1,081	1,206
#A78138, 5.500%, due 6/1/38	1,509	1,635
#A81799, 6.500%, due 9/1/38	3,149	3,489

Total FHLMC Mortgage Obligations		15,943

Federal National Mortgage Association (FNMA)—27.3%
#535559, 7.500%, due 9/1/12	93	94
#598453, 7.000%, due 6/1/15	1	1
#689612, 5.000%, due 5/1/18	445	476
#695910, 5.000%, due 5/1/18	793	857
#747903, 4.500%, due 6/1/19	410	435
#745735, 5.000%, due 3/1/21	973	1,038
#253847, 6.000%, due 5/1/21	262	285
#900725, 6.000%, due 8/1/21	233	254
#AD8164, 4.000%, due 8/1/25	1,245	1,307
#545437, 7.000%, due 2/1/32	215	244
#545759, 6.500%, due 7/1/32	2,349	2,621
#254548, 5.500%, due 12/1/32	994	1,069
#684601, 6.000%, due 3/1/33	2,203	2,454
#190340, 5.000%, due 9/1/33	2,077	2,206
#254868, 5.000%, due 9/1/33	1,018	1,081

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#555800, 5.500%, due 10/1/33		$452	$485
#725027, 5.000%, due 11/1/33		818	868
#555880, 5.500%, due 11/1/33		532	571
#555946, 5.500%, due 11/1/33		866	937
#756153, 5.500%, due 11/1/33		2,408	2,586
#725231, 5.000%, due 2/1/34		840	892
#725205, 5.000%, due 3/1/34		1,787	1,898
#725220, 5.000%, due 3/1/34		777	826
#725232, 5.000%, due 3/1/34		2,524	2,680
#725238, 5.000%, due 3/1/34		1,778	1,887
#725424, 5.500%, due 4/1/34		570	612
#725611, 5.500%, due 6/1/34		514	552
#786546, 6.000%, due 7/1/34		1,007	1,102
#787816, 6.000%, due 7/1/34		959	1,057
#190353, 5.000%, due 8/1/34		604	640
#357883, 5.000%, due 5/1/35		1,272	1,350
#745092, 6.500%, due 7/1/35		637	711
#357944, 6.000%, due 9/1/35		120	131
#829306, 6.000%, due 9/1/35		347	379
#843487, 6.000%, due 10/1/35		291	321
#849191, 6.000%, due 1/1/36		189	206
#848782, 6.500%, due 1/1/36		833	921
#745349, 6.500%, due 2/1/36		1,192	1,325
#831540, 6.000%, due 6/1/36		233	253
#745802, 6.000%, due 7/1/36		689	761
#886220, 6.000%, due 7/1/36		1,198	1,319
#893318, 6.500%, due 8/1/36		270	299
#909480, 6.000%, due 2/1/37		1,467	1,608
#256859, 5.500%, due 8/1/37		1,038	1,101
#928561, 6.000%, due 8/1/37		848	936
#948689, 6.000%, due 8/1/37		2,374	2,580
#888967, 6.000%, due 12/1/37		1,891	2,086
#962058, 6.500%, due 3/1/38		3,322	3,708
#934006, 6.500%, due 9/1/38		1,733	1,936
#986856, 6.500%, due 9/1/38		1,133	1,245

Total FNMA Mortgage Obligations			55,191

Non-Agency Mortgage-Backed Obligations—1.5%
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M, 4.750%, 7/25/18	CCC	241	173
First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23§**	C	199	128
Renaissance Home Equity Loan Trust, 2004-2, Tranche M5, 6.455%, 7/25/34	A2	463	116
First Horizon Asset Securities, Inc., 2004-AR4, Tranche 3A1, 4.641%, 8/25/34, VRN	AAA	574	592
Soundview Home Equity Loan Trust, 2005-B, Tranche M1, 6.135%, 5/25/35	AA+	26	25

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Non-Agency Mortgage-Backed Obligations—(continued)
Chase Mortgage Finance Corporation, 2006-A1, Tranche 2A3, 6.000%, 9/25/36, VRN	Caa2	$2,460	$1,940

Total Non-Agency Mortgage-Backed Obligations			2,974

Consumer Asset-Backed Securities—4.5%
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	A2	2,000	2,215
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-2A, Tranche A, 5.680%, 2/20/14	Aaa	2,000	2,140
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	2,230	2,339
Chase Issuance Trust, 2008-A10, Tranche A10, 1.007%, 8/17/15, VRN	AAA	1,500	1,522
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/15	A2	915	967

Total Consumer Asset-Backed Securities			9,183

Corporate Obligations—47.1%
Morgan Stanley, 6.600%, due 4/1/12	A	545	586
Weatherford International, Ltd., 5.150%, due 3/15/13	BBB	1,425	1,526
Citigroup, Inc., 5.500%, due 4/11/13	A+	1,500	1,609
General Electric Capital Corporation, 4.800%, due 5/1/13	AA+	600	648
Kansas City Southern de Mexico S.A. de C.V., 7.625%, due 12/1/13	BB-	1,200	1,242
CME Group, Inc., 5.750%, due 2/15/14	AA	700	794
PACCAR, Inc., 6.875%, due 2/15/14	A+	800	935
Smith International, Inc., 8.625%, due 3/15/14	A+	970	1,182
General Electric Capital Corporation, 5.900%, due 5/13/14	AA+	225	255
Bank of America Corporation, 7.375%, due 5/15/14	A+	700	805
American Express Co., 7.250%, due 5/20/14	A+	500	586
Capital One Financial Corporation, 7.375%, due 5/23/14	A-	1,235	1,442
Macquarie Group Ltd.—144A, 7.300%, due 8/1/14	A2	1,000	1,131
Petrohawk Energy Corporation, 10.500%, due 8/1/14	B+	1,000	1,133
AT&T, Inc., 5.100%, due 9/15/14	A	1,250	1,403

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
D.R. Horton, Inc., 5.625%, due 9/15/14	BB	$1,500	$1,500
Corporation Nacional del Cobre de Chile—144A, 4.750%, due 10/15/14	A1	1,350	1,471
Boeing Capital Corporation, 3.250%, due 10/27/14	A+	1,400	1,496
Crown Castle International Corporation, 9.000%, due 1/15/15	B1	1,000	1,103
EI du Pont de Nemours & Co., 3.250%, due 1/15/15	A	500	535
Georgia-Pacific LLC—144A, 7.000%, due 1/15/15	BB+	1,000	1,040
The Kroger Co., 4.950%, due 1/15/15	BBB	1,175	1,309
Simon Property Group L.P., 4.200%, due 2/1/15	A-	1,500	1,610
Yum! Brands, Inc., 4.250%, due 9/15/15	BBB-	350	381
Fiserv, Inc., 3.125%, due 10/1/15	Baa2	1,825	1,852
Cisco Systems, Inc., 5.500%, due 2/22/16	A+	2,000	2,359
Yum! Brands, Inc., 6.250%, due 4/15/16	BBB-	700	824
Owens-Brockway Glass Container, Inc., 7.375%, due 5/15/16	BB+	1,250	1,345
SABMiller plc—144A, 6.500%, due 7/1/16	BBB+	700	842
Petrobras International Finance Co., 6.125%, due 10/6/16	Baa1	1,350	1,511
EI du Pont de Nemours & Co., 5.250%, due 12/15/16	A	500	586
Comcast Corporation, 6.500%, due 1/15/17	BBB+	350	416
Corrections Corporation of America, 7.750%, due 6/1/17	BB	1,250	1,344
ERP Operating L.P., 5.750%, due 6/15/17	A-	1,100	1,239
JPMorgan Chase & Co., 6.125%, due 6/27/17	A1	600	679
BB&T Corporation, 4.900%, due 6/30/17	A2	665	704
American Express Co., 6.150%, due 8/28/17	A+	1,000	1,151
IBM Corporation, 5.700%, due 9/14/17	A+	1,250	1,493
Exelon Generation Co. LLC, 6.200%, due 10/1/17	A3	1,100	1,290
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	950	1,106

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Triumph Group, Inc., 8.000%, due 11/15/17	B+	$1,500	$1,538
Union Pacific Corporation, 5.750%, due 11/15/17	BBB	800	923
Wells Fargo & Co., 5.625%, due 12/11/17	AA-	1,000	1,139
Kohl’s Corporation, 6.250%, due 12/15/17	BBB+	350	418
Morgan Stanley, 6.625%, due 4/1/18	A	950	1,053
General Electric Capital Corporation, 5.625%, due 5/1/18	AA+	350	388
Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,000	1,171
Time Warner Cable, Inc., 6.750%, due 7/1/18	BBB	1,000	1,193
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A+	1,075	1,204
Anheuser-Busch InBev Worldwide, Inc.—144A, 7.750%, due 1/15/19	BBB+	700	908
FedEx Corporation, 8.000%, due 1/15/19	BBB	750	974
CSX Corporation, 7.375%, due 2/1/19	BBB-	800	1,004
Honeywell International, Inc., 5.000%, due 2/15/19	A	925	1,069
Pfizer, Inc., 6.200%, due 3/15/19	AA	1,250	1,539
BHP Billiton Finance USA, Ltd., 6.500%, due 4/1/19	A+	1,300	1,596
Owens Corning, 9.000%, due 6/15/19	BBB-	950	1,124
Jefferies Group, Inc., 8.500%, due 7/15/19	BBB	1,300	1,509
Discovery Communications LLC, 5.625%, due 8/15/19	Baa2	500	563
Roper Industries, Inc., 6.250%, due 9/1/19	BBB-	1,225	1,418
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,500	1,676
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	517
Macquarie Group Ltd.—144A, 6.000%, due 1/14/20	A2	250	261
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	Ba3	1,515	1,741
Jarden Corporation, 7.500%, due 1/15/20	B1	1,500	1,560
Motiva Enterprises LLC—144A, 5.750%, due 1/15/20	A	1,500	1,716

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB	$1,625	$1,786
United Technologies Corporation, 4.500%, due 4/15/20	A+	1,500	1,682
Iron Mountain, Inc., 8.000%, due 6/15/20	B+	1,250	1,320
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A1	1,800	1,980
Commonwealth Edison Co., 4.000%, due 8/1/20	A-	1,000	1,048
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	1,775	1,825
Omnicom Group, Inc., 4.450%, due 8/15/20	A-	1,975	2,030
HCA, Inc., 7.250%, due 9/15/20	BB	1,500	1,605
Ras Laffan Liquefied Natural Gas Co., Ltd. II—144A, 5.298%, due 9/30/20	Aa2	400	432
Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, due 8/1/22	A	664	717
The Kroger Co., 8.000%, due 9/15/29	BBB	325	430
Conoco Funding Co., 7.250%, due 10/15/31	A1	400	516
Kohl’s Corporation, 6.000%, due 1/15/33	BBB+	1,000	1,095
Wisconsin Electric Power Co., 5.700%, due 12/1/36	A1	500	569
Comcast Corporation, 6.450%, due 3/15/37	BBB+	650	722
Yum! Brands, Inc., 6.875%, due 11/15/37	BBB-	600	717
JPMorgan Chase & Co., 6.400%, due 5/15/38	Aa3	900	1,077
COX Communications, Inc.—144A, 6.950%, due 6/1/38	Baa2	350	409
General Electric Capital Corporation, 6.875%, due 1/10/39	AA+	750	861
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	1,515	1,672

Total Corporate Obligations			95,158

Total Long-Term Investments—98.5% (cost $185,708)			199,084

Repurchase Agreement
State Street Bank and Trust Company, 0.200% dated 9/30/10, due 10/1/10, repurchase price $768, collateralized by US Treasury, 2.125%, due 5/31/15	AAA	$768	$768

Total Repurchase Agreement—0.4% (cost $768)			768

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Total Investments—98.9% (cost $186,476)	199,852
Cash and other assets, less liabilities—1.1%	2,187

Net assets—100.0%	$202,039

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.06% of the net assets at September 30, 2010.

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.06% of the Fund’s net assets at September 30, 2010.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—35.5%
U.S. Treasury Inflation Indexed Notes/Bonds—3.6%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$3,784	$4,265

U.S. Treasury—4.5%
U.S. Treasury Note, 5.125%, due 5/15/16	1,000	1,197
U.S. Treasury Note, 3.125%, due 5/15/19	700	744
U.S. Treasury Note, 2.625%, due 8/15/20	2,500	2,523
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,185	911

Total U.S. Treasury Obligations		5,375

Government National Mortgage Association (GNMA)—0.3%
#780405, 9.500%, due 11/15/17	167	182
#357322, 7.000%, due 9/15/23	109	124

Total GNMA Mortgage Obligations		306

Federal Home Loan Mortgage Corp. (FHLMC)—9.5%
#M80925, 5.000%, due 6/1/11	324	325
#E00436, 7.000%, due 6/1/11	31	32
#G10708, 6.500%, due 8/1/12	32	33
#E72924, 7.000%, due 10/1/13	273	287
#E81703, 7.000%, due 5/1/15	309	327
#E81697, 8.000%, due 5/1/15	765	829
#E81908, 8.500%, due 12/1/15	74	86
#J02184, 8.000%, due 4/1/16	539	577
#G90022, 8.000%, due 9/17/16	244	261
#M30028, 5.500%, due 5/1/17	59	61
#E90398, 7.000%, due 5/1/17	663	715
#E96536, 5.000%, due 3/1/18	898	959
#E97112, 4.000%, due 5/1/18	362	384
#B13459, 4.500%, due 4/1/19	288	306
#C67537, 9.500%, due 8/1/21	15	15
#D95621, 6.500%, due 7/1/22	1,937	2,131
#A45790, 7.500%, due 5/1/35	356	407
#G02141, 6.000%, due 3/1/36	1,104	1,220
#A81799, 6.500%, due 9/1/38	2,013	2,230

Total FHLMC Mortgage Obligations		11,185

Federal National Mortgage Association (FNMA)—17.6%
#313816, 6.000%, due 4/1/11	8	9
#577393, 10.000%, due 6/1/11	3	3
#577395, 10.000%, due 8/1/11	15	15
#254788, 6.500%, due 4/1/13	91	94
#725315, 8.000%, due 5/1/13	101	106
#593561, 9.500%, due 8/1/14	164	179
#567027, 7.000%, due 9/1/14	586	622
#567026, 6.500%, due 10/1/14	483	522
#458124, 7.000%, due 12/15/14	81	86
#576554, 8.000%, due 1/1/16	639	696
#576553, 8.000%, due 2/1/16	1,062	1,181
#555747, 8.000%, due 5/1/16	102	108
#735569, 8.000%, due 10/1/16	637	693
#725410, 7.500%, due 4/1/17	378	399

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#643217, 6.500%, due 6/1/17		$185	$200
#679247, 7.000%, due 8/1/17		785	868
#685194, 4.500%, due 3/1/18		1,253	1,331
#689334, 5.000%, due 3/1/18		183	196
#695910, 5.000%, due 5/1/18		793	857
#740847, 6.000%, due 10/1/18		527	571
#323501, 6.500%, due 1/1/19		154	168
#255358, 5.000%, due 9/1/19		236	252
#852864, 7.000%, due 7/1/20		1,653	1,847
#458147, 10.000%, due 8/15/20		403	456
#835563, 7.000%, due 10/1/20		710	785
#735574, 8.000%, due 3/1/22		421	488
#679253, 6.000%, due 10/1/22		962	1,043
FNR G93-19 SH, 11.234%, due 4/25/23, VRN		11	16
#AD8164, 4.000%, due 8/1/25		996	1,045
#AE1176, 4.000%, due 8/1/25		991	1,041
#255956, 5.500%, due 10/1/25		209	224
#806458, 8.000%, due 6/1/28		397	459
#880155, 8.500%, due 7/1/29		789	917
#797846, 7.000%, due 3/1/32		1,015	1,124
#745519, 8.500%, due 5/1/32		469	546
#654674, 6.500%, due 9/1/32		239	268
#733897, 6.500%, due 12/1/32		281	314
#886220, 6.000%, due 7/1/36		995	1,095

Total FNMA Mortgage Obligations			20,824

Non-Agency Mortgage-Backed Obligations—0.8%
First Plus Home Loan Trust, 1997-4, Tranche M1, 7.640%, 9/11/23**§	C	676	434
First Plus Home Loan Trust, 1997-4, Tranche M2, 7.830%, 9/11/23**§	C	143	80
First Plus Home Loan Trust, 1998-3, Tranche M2, 7.920%, 5/10/24**§	Caa1	256	217
Lehman Structured Securities Corp.—144A, 2004-2, Tranche M1, 2.739%, 2/28/33, VRN§	CCC	411	158
ABFS Mortgage Loan Trust, 2002-2, Tranche A7, 5.715%, 7/15/33	AAA	4	4
Soundview Home Equity Loan Trust, 2005-B, Tranche M1, 6.135%, 5/25/35	AA+	65	65

Total Non-Agency Mortgage-Backed Obligations			958

Consumer Asset-Backed Securities—7.3%
Ford Credit Auto Owner Trust, 2010-B, Tranche A2, 0.650%, 12/15/12	Aaa	500	500
Citibank Credit Card Issuance Trust, 2009-A3, Tranche A3, 2.700%, 6/24/13	AAA	965	980
John Deere Owner Trust, 2009-A, Tranche A3, 2.590%, 10/15/13	AAA	352	357

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Consumer Asset-Backed Securities—(continued)
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	A2	$1,000	$1,108
Mercedes-Benz Auto Receivables Trust, 2009-1, Tranche A3, 1.670%, 1/15/14	AAA	405	410
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-2A, Tranche A, 5.680%, 2/20/14	Aaa	1,500	1,605
Volkswagen Auto Lease Trust, 2009-A, Tranche A4, 4.590%, 3/17/14	AAA	500	517
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	1,500	1,574
Chase Issuance Trust, 2008-A10, Tranche A10, 1.007%, 8/17/15, VRN	AAA	1,500	1,522

Total Consumer Asset-Backed Securities			8,573

Corporate Obligations—55.1%
Wisconsin Energy Corporation, 6.500%, due 4/1/11	A3	1,250	1,286
Eli Lilly & Co., 3.550%, due 3/6/12	AA-	500	520
BHP Billiton Finance USA, Ltd., 5.125%, due 3/29/12	A+	1,195	1,266
Morgan Stanley, 6.600%, due 4/1/12	A	1,600	1,721
COX Communications, Inc., 7.125%, due 10/1/12	Baa2	500	554
PepsiCo, Inc., 4.650%, due 2/15/13	Aa3	540	588
Citigroup, Inc., 5.500%, due 4/11/13	A+	1,000	1,073
General Electric Capital Corporation, 4.800%, due 5/1/13	AA+	1,500	1,619
Novartis Capital Corporation, 4.125%, due 2/10/14	Aa2	1,000	1,092
CME Group, Inc., 5.750%, due 2/15/14	AA	1,000	1,134
PACCAR, Inc., 6.875%, due 2/15/14	A+	1,000	1,169
PepsiAmericas, Inc., 4.375%, due 2/15/14	A+	500	550
Coca-Cola Enterprises, Inc., 7.375%, due 3/3/14	A+	900	1,082
General Electric Capital Corporation, 5.900%, due 5/13/14	AA+	225	255
Bank of America Corporation, 7.375%, due 5/15/14	A+	500	575
St. Jude Medical, Inc., 3.750%, due 7/15/14	A	500	536
AT&T, Inc., 5.100%, due 9/15/14	A	1,750	1,965

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Corporation Nacional del Cobre de Chile—144A, 4.750%, due 10/15/14	A1	$1,000	$1,089
Boeing Capital Corporation, 3.250%, due 10/27/14	A+	1,000	1,068
EI du Pont de Nemours & Co., 3.250%, due 1/15/15	A	1,200	1,284
Simon Property Group L.P., 4.200%, due 2/1/15	A-	1,125	1,207
United Technologies Corporation, 4.875%, due 5/1/15	A+	1,000	1,146
Fiserv, Inc., 3.125%, due 10/1/15	Baa2	1,000	1,015
Cisco Systems, Inc., 5.500%, due 2/22/16	A+	1,250	1,475
Yum! Brands, Inc., 6.250%, due 4/15/16	BBB-	1,000	1,177
Petrobras International Finance Co., 6.125%, due 10/6/16	Baa1	1,000	1,119
BHP Billiton Finance USA, Ltd., 5.400%, due 3/29/17	A+	1,000	1,141
ERP Operating L.P., 5.750%, due 6/15/17	A-	1,000	1,126
JPMorgan Chase & Co., 6.125%, due 6/27/17	A1	1,750	1,981
BB&T Corporation, 4.900%, due 6/30/17	A2	1,500	1,588
Kimberly-Clark Corporation, 6.125%, due 8/1/17	A	1,000	1,221
American Express Co., 6.150%, due 8/28/17	A+	1,500	1,727
IBM Corporation, 5.700%, due 9/14/17	A+	1,750	2,090
Exelon Generation Co. LLC, 6.200%, due 10/1/17	A3	2,000	2,345
Tesco plc—144A, 5.500%, due 11/15/17	A-	1,750	2,008
Abbott Laboratories, 5.600%, due 11/30/17	AA	500	596
Wells Fargo & Co., 5.625%, due 12/11/17	AA-	750	854
Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,250	1,463
Time Warner Cable, Inc., 6.750%, due 7/1/18	BBB	1,000	1,193
Anheuser-Busch InBev Worldwide, Inc.—144A, 7.750%, due 1/15/19	BBB+	800	1,038
FedEx Corporation, 8.000%, due 1/15/19	BBB	1,000	1,298
Honeywell International, Inc., 5.000%, due 2/15/19	A	1,225	1,416

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
The Procter & Gamble Co., 4.700%, due 2/15/19	AA-	$500	$569
Unilever Capital Corporation, 4.800%, due 2/15/19	A+	500	567
Pfizer, Inc., 6.200%, due 3/15/19	AA	1,000	1,231
Jefferies Group, Inc., 8.500%, due 7/15/19	BBB	1,100	1,277
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,350	1,508
Macquarie Group Ltd.—144A, 6.000%, due 1/14/20	A2	1,000	1,046
Motiva Enterprises LLC—144A, 5.750%, due 1/15/20	A	1,000	1,144
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB	1,000	1,099
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A1	1,000	1,100
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	1,000	1,028
Omnicom Group, Inc., 4.450%, due 8/15/20	A-	1,000	1,028
Ras Laffan Liquefied Natural Gas Co., Ltd. II—144A, 5.298%, due 9/30/20	Aa2	1,250	1,351
Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, due 8/1/22	A	1,460	1,577

Total Corporate Obligations			65,175

Total Long-Term Investments—98.7% (cost $108,469)			116,661

Repurchase Agreement
State Street Bank and Trust Company, 0.200% dated 9/30/10, due 10/1/10, repurchase price $457, collateralized by U.S. Treasury Bill, 2.125%, due 5/31/15	AAA	457	457

Total Repurchase Agreement—0.4% (cost $457)			457

Total Investments—99.1% (cost $108,926)			117,118
Cash and other assets, less liabilities—0.9%			1,083

Net assets—100.0%			$118,201

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. These holdings represent 0.62% of the Fund’s net assets at September 30, 2010.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2010 (all amounts in thousands) (unaudited)

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.75% of the net assets at September 30, 2010.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—46.5%
Government National Mortgage Association (GNMA)—0.3%
#003438, 4.500%, due 9/20/18	$349	$370

Federal Home Loan Mortgage Corp. (FHLMC)—11.1%
#M80856, 4.500%, due 10/1/10	58	59
#M80898, 4.500%, due 2/1/11	166	170
#M80903, 4.000%, due 3/1/11	322	325
#M80953, 4.000%, due 12/1/11	326	335
#E86134, 5.000%, due 11/1/16	283	302
#E96536, 5.000%, due 3/1/18	560	597
#E95355, 5.000%, due 4/1/18	646	689
#E01377, 4.500%, due 5/1/18	653	689
#G11618, 4.500%, due 5/1/18	3,084	3,275
#E99963, 4.500%, due 10/1/18	177	188
#E01488, 5.000%, due 10/1/18	677	723
#E99895, 5.000%, due 10/1/18	1,366	1,458
#G12093, 4.500%, due 12/1/18	775	823
#B11386, 5.000%, due 12/1/18	294	314
#E01545, 5.000%, due 1/1/19	381	407
#G11766, 5.000%, due 3/1/19	275	294
#G18001, 4.500%, due 7/1/19	355	378
#G11596, 5.500%, due 8/1/19	285	309
#B16291, 5.000%, due 9/1/19	1,809	1,932
#G18045, 5.000%, due 3/1/20	305	325
#G11892, 4.000%, due 4/1/20	309	327
#G18048, 5.000%, due 4/1/20	215	229
#J08152, 5.000%, due 5/1/20	252	269
#G12394, 5.000%, due 5/1/21	399	425
#G12113, 5.500%, due 5/1/21	478	519
#G12286, 5.000%, due 7/1/21	232	247

Total FHLMC Mortgage Obligations		15,608

Federal National Mortgage Association (FNMA)—35.1%
#254956, 4.000%, due 11/1/10	109	110
#255325, 4.500%, due 7/1/11	1,131	1,153
#545898, 5.500%, due 9/1/17	892	968
#545899, 5.500%, due 9/1/17	1,020	1,106
#735647, 5.000%, due 12/1/17	2,739	2,924
#663692, 5.000%, due 1/1/18	424	453
#254591, 5.500%, due 1/1/18	611	662
#681310, 4.500%, due 2/1/18	626	665
#683100, 5.500%, due 2/1/18	752	822
#675717, 5.000%, due 3/1/18	658	703
#656564, 5.000%, due 4/1/18	3,034	3,238
#696677, 5.000%, due 4/1/18	237	253
#555456, 5.500%, due 4/1/18	3,136	3,400
#929388, 4.500%, due 5/1/18	821	869
#254721, 5.000%, due 5/1/18	484	517
#702332, 5.000%, due 5/1/18	106	113
#704049, 5.500%, due 5/1/18	1,475	1,616
#254785, 4.000%, due 6/1/18	402	426
#555622, 4.500%, due 6/1/18	692	735
#656573, 5.000%, due 6/1/18	401	428
#709848, 5.000%, due 6/1/18	347	370

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#713380, 4.000%, due 7/1/18		$328	$348
#254802, 4.500%, due 7/1/18		531	564
#713807, 4.500%, due 7/1/18		320	340
#711991, 5.000%, due 8/1/18		332	354
#740444, 4.500%, due 9/1/18		535	568
#743183, 5.000%, due 10/1/18		140	150
#747823, 4.000%, due 11/1/18		885	938
#749596, 5.000%, due 11/1/18		496	529
#745237, 5.000%, due 12/1/18		125	133
#MA0045, 4.000%, due 4/1/19		780	823
#255233, 4.000%, due 5/1/19		784	830
#725445, 4.500%, due 5/1/19		1,442	1,532
#995234, 5.000%, due 7/1/19		3,088	3,296
#785259, 5.000%, due 8/1/19		597	638
#725953, 5.000%, due 10/1/19		173	186
#745240, 4.500%, due 12/1/19		813	864
#735401, 5.500%, due 3/1/20		511	554
#735646, 4.500%, due 7/1/20		1,009	1,071
#MA0517, 4.000%, due 9/1/20		1,477	1,559
#836016, 4.500%, due 9/1/20		1,736	1,840
#MA0548, 3.500%, due 10/1/20		2,478	2,583
#881284, 4.500%, due 12/1/21		1,624	1,718
#932723, 4.000%, due 4/1/25		960	1,008
#935995, 4.000%, due 6/1/25		262	274
#AD4677, 4.000%, due 6/1/25		1,954	2,047
#AD8164, 4.000%, due 8/1/25		1,991	2,090
#AE1176, 4.000%, due 8/1/25		991	1,040

Total FNMA Mortgage Obligations			49,408

Consumer Asset-Backed Securities—42.9%
Mercedes-Benz Auto Receivables Trust, 2010-1, Tranche A1, 0.309%, 5/13/11	A-1+	348	348
Volkswagen Auto Lease Trust, 2009-A, Tranche A2, 2.870%, 7/15/11	AAA	60	60
Honda Auto Receivables Owner Trust, 2009-2, Tranche A2, 2.220%, 8/15/11	AAA	15	15
Nissan Auto Lease Trust, 2009-B, Tranche A2, 1.220%, 9/15/11	AAA	940	941
Ford Credit Auto Owner Trust, 2009-D, Tranche A2, 1.210%, 1/15/12	AAA	962	963
Honda Auto Receivables Owner Trust, 2008-1, Tranche A3, 4.470%, 1/18/12	AAA	428	431
Honda Auto Receivables Owner Trust, 2010-1, Tranche A2, 0.620%, 2/21/12	AAA	2,375	2,377
USAA Auto Owner Trust, 2009-2, Tranche A2, 0.740%, 3/15/12	AAA	86	86
Ally Auto Receivables Trust, 2010-1, Tranche A2, 0.750%, 4/15/12	AAA	1,000	1,001

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Consumer Asset-Backed Securities—(continued)
Volkswagen Auto Lease Trust, 2009-A, Tranche A3, 3.410%, 4/16/12	AAA	$1,550	$1,575
CNH Equipment Trust, 2008-A, Tranche A3, 4.120%, 5/15/12	AAA	204	204
Harley-Davidson Motorcycle Trust, 2009-1, Tranche A2, 2.520%, 5/15/12	AAA	16	16
Volkswagen Auto Loan Enhanced Trust, 2010-1, Tranche A2, 0.660%, 5/21/12	AAA	2,000	2,001
USAA Auto Owner Trust, 2010-1, Tranche A2, 0.630%, 6/15/12	AAA	1,350	1,350
Ford Credit Auto Owner Trust, 2007-B, Tranche A4A, 5.240%, 7/15/12	AAA	530	546
CNH Equipment Trust, 2008-B, Tranche A3A, 4.780%, 7/16/12	AAA	278	280
CNH Equipment Trust, 2009-C, Tranche A2, 0.950%, 8/15/12	AAA	480	480
CNH Equipment Trust, 2010-A, Tranche A2, 0.810%, 8/15/12	AAA	1,000	1,001
BMW Vehicle Lease Trust, 2010-1, Tranche A2, 0.580%, 1/16/12	Aaa	500	500
BMW Vehicle Owner Trust, 2010-A, Tranche A2, 0.680%, 9/25/12	AAA	1,500	1,502
Capital Auto Receivables Asset Trust, 2008-2, Tranche A3B, 1.707%, 10/15/12, VRN	AAA	663	667
Citibank Credit Card Issuance Trust, 2005-A7, Tranche A7, 4.750%, 10/22/12	AAA	200	200
Ford Credit Auto Owner Trust, 2010-B, Tranche A2, 0.650%, 12/15/12	Aaa	1,200	1,201
Chrysler Financial Auto Securitization Trust, 2010-A, Tranche A2, 0.690%, 1/8/13	AAA	1,000	1,000
CarMax Auto Owner Trust, 2009-1, Tranche A3, 4.120%, 3/15/13	AAA	421	431
Bank of America Credit Card Trust, 2008-A1, Tranche A1, 0.837%, 4/15/13, VRN	AAA	320	320
MBNA Credit Card Master Note Trust, 2005-A9, Tranche A9, 0.297%, 4/15/13, VRN	AAA	895	895
Ford Credit Auto Owner Trust, 2009-A, Tranche A3A, 3.960%, 5/15/13	AAA	521	532
Bank of America Credit Card Trust, 2007-A2, Tranche A2, 0.277%, 6/17/13, VRN	AAA	1,283	1,282
USAA Auto Owner Trust, 2009-1, Tranche A3, 3.020%, 6/17/13	AAA	1,183	1,200
American Express Issuance Trust, 2007-2, Tranche A, 0.507%, 7/15/13, VRN	AAA	373	374
American Express Credit Account Master Trust, 2008-1, Tranche A, 0.707%, 8/15/13, VRN	AAA	1,200	1,201
American Express Credit Account Master Trust—144A, 2006-B, Tranche A, 0.297%, 8/15/13, VRN	AAA	1,070	1,070
American Express Issuance Trust, 2005-2, Tranche A, 0.327%, 8/15/13, VRN	AAA	730	729

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Consumer Asset-Backed Securities—(continued)
Discover Card Master Trust I, 2006-1, Tranche A2, 0.307%, 8/16/13, VRN	AAA	$354	$354
Ford Credit Auto Owner Trust, 2009-D, Tranche A3, 2.170%, 10/15/13	AAA	1,160	1,177
John Deere Owner Trust, 2009-A, Tranche A3, 2.590%, 10/15/13	AAA	1,702	1,723
John Deere Owner Trust, 2009-B, Tranche A3, 1.570%, 10/15/13	AAA	865	873
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-1A, Tranche A, 9.310%, 10/20/13	A2	2,000	2,215
Harley-Davidson Motorcycle Trust, 2009-1, Tranche A3, 3.190%, 11/15/13	AAA	2,007	2,047
Citibank Credit Card Issuance Trust, 2004-A7, Tranche A7, 0.419%, 11/25/13, VRN	AAA	1,043	1,042
Capital One Multi-Asset Execution Trust, 2006-A6, Tranche A6, 5.300%, 2/18/14	AAA	652	669
Avis Budget Rental Car Funding AESOP LLC—144A, 2009-2A, Tranche A, 5.680%, 2/20/14	Aaa	1,500	1,605
Capital One Multi-Asset Execution Trust, 2006-A7, Tranche A7, 0.287%, 3/17/14, VRN	AAA	1,000	999
Capital One Multi-Asset Execution Trust, 2008-A6, Tranche A6, 1.357%, 3/17/14, VRN	AAA	1,610	1,619
Citibank Credit Card Issuance Trust, 2009-A1, Tranche A1, 2.007%, 3/17/14, VRN	AAA	200	205
Volkswagen Auto Lease Trust, 2009-A, Tranche A4, 4.590%, 3/17/14	AAA	2,000	2,069
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A1, 4.260%, 3/25/14	Aaa	1,765	1,852
Chase Issuance Trust, 2007-A9, Tranche A, 0.287%, 6/16/14, VRN	AAA	2,000	1,994
Nissan Auto Receivables Owner Trust, 2008-A, Tranche A4, 4.280%, 6/16/14	AAA	147	151
CNH Equipment Trust, 2010-A, Tranche A3, 1.540%, 7/15/14	AAA	550	557
Nissan Auto Receivables Owner Trust, 2010-A, Tranche A3, 0.870%, 7/15/14	AAA	500	501
Citibank Credit Card Issuance Trust, 2007-A7, Tranche A7, 0.607%, 8/20/14, VRN	AAA	200	200
American Express Credit Account Master Trust, 2007-5, Tranche A, 0.287%, 12/15/14, VRN	AAA	1,000	998
Nissan Master Owner Trust Receivables—144A, 2010-AA, Tranche A, 1.407%, 1/15/15, VRN	AAA	2,000	2,030
Capital One Multi-Asset Execution Trust, 2007-A4, Tranche A4, 0.287%, 3/16/15, VRN	AAA	1,620	1,612
Chase Issuance Trust, 2008-A10, Tranche A10, 1.007%, 8/17/15, VRN	AAA	2,000	2,029
Bank of America Credit Card Trust, 2010-A1, Tranche A1, 0.557%, 9/15/15, VRN	AAA	1,300	1,300
Ford Credit Floorplan Master Owner Trust, 2010-A5, Tranche A2, 0.957%, 9/15/15, VRN	AAA	1,700	1,700

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Consumer Asset-Backed Securities—(continued)
Chase Issuance Trust, 2008-A3, Tranche A, 1.357%, 3/15/16, VRN	AAA	$2,000	$2,059

Total Consumer Asset-Backed Securities			60,359

Corporate Obligations—10.1%
Teva Pharmaceutical Finance III LLC, 1.500%, due 6/15/12	A-	1,000	1,012
General Electric Capital Corporation, 3.500%, due 8/13/12	AA+	1,000	1,040
Johnson & Johnson, 5.150%, due 8/15/12	AAA	1,900	2,061
Bank of America Corporation, 5.375%, due 9/11/12	A+	1,000	1,066
ConocoPhillips, 4.750%, due 10/15/12	A1	1,000	1,078
Citigroup, Inc., 5.300%, due 10/17/12	A+	1,000	1,066
Wells Fargo & Co., 5.250%, due 10/23/12	AA-	1,000	1,082
Morgan Stanley, 5.250%, due 11/2/12	A	1,000	1,068
The Walt Disney Co., 4.700%, due 12/1/12	A	1,500	1,626
Hewlett-Packard Co., 4.500%, due 3/1/13	A+	1,000	1,082
American Honda Finance Corp.—144A, 2.375%, due 3/18/13	A+	1,000	1,022
American Express Co., 4.875%, due 7/15/13	A+	1,000	1,082

Total Corporate Obligations			14,285

Total Long-Term Investments—99.5% (cost $139,635)			140,030

Repurchase Agreement
State Street Bank and Trust Company, 0.200% dated 9/30/10, due 10/1/10, repurchase price $7,202, collateralized by U.S. Treasury Note, 2.125%, due 5/31/15	AAA	7,202	7,202

Total Repurchase Agreement—5.1% (cost $7,202)			7,202

Total Investments—104.6% (cost $146,837)			147,232
Liabilities, plus cash and other assets—(4.6)%			(6,483)

Net assets—100.0%			$140,749

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government Agency Mortgage-Backed Notes—0.4%
Federal Home Loan Mortgage Corporation (FHLMC), 4.000%, 11/1/10	$3,620	$3,628
Federal National Mortgage Association (FNMA), 3.500%—5.000%, 10/1/10—2/1/11	1,237	1,243

Total U.S. Government Agency Mortgage-Backed Notes		4,871

U.S. Government Agency Notes—10.3%
Federal Home Loan Bank (FHLB), 0.170%—4.625%, 10/14/10—2/18/11	54,630	54,734
Federal Home Loan Mortgage Corporation (FHLMC), 0.170%—4.750%, 10/18/10—2/3/11	50,164	50,315
Federal National Mortgage Association (FNMA), 0.170%—4.500%, 11/1/10—5/19/11	20,172	20,363

Total U.S. Government Agency Notes		125,412

Corporate Notes—12.6%
Abbott Laboratories, 3.750%—5.600%, 3/15/11—5/15/11	7,018	7,206
Citibank NA, 1.625%, 3/30/11	4,950	4,984
General Electric Capital Corporation, 5.000%—6.875%, 11/15/10—4/28/11	20,667	21,070
IBM Corporation, 4.950%, 3/22/11	14,000	14,309
JPMorgan Chase & Co., 2.625%, 12/1/10	15,310	15,366
Merck & Co., Inc., 1.875%, 6/30/11	10,000	10,115
Morgan Stanley, 2.900%, 12/1/10	14,000	14,057
Oracle Corporation, 5.000%, 1/15/11	13,153	13,331
Procter & Gamble International Funding, 1.350%, 8/26/11	13,475	13,590
Regions Bank, 2.750%, 12/10/10	3,000	3,014
U.S. Bank NA, 6.375%, 8/1/11	12,045	12,635
Wal-Mart Stores, Inc., 4.125%, 2/15/11	10,000	10,137
Wells Fargo & Co., 0.948%, 1/24/11, VRN	4,712	4,718
Wells Fargo & Co., 4.000%—4.875%, 1/12/11—6/2/11	7,619	7,717
Wyeth, 6.950%, 3/15/11	2,050	2,111

Total Corporate Notes		154,360

Foreign Government Notes—1.2%
Canadian Wheat Board, 0.170%, 10/4/10—10/27/10	15,000	14,999

Total Foreign Government Notes		14,999

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—51.9%
Abbott Laboratories, 0.170%—0.220%, 10/25/10—11/23/10	$28,000	$27,994
American Honda Finance Corporation, 0.190%—0.280%, 10/4/10—11/2/10	41,375	41,371
Brown-Forman Corporation, 0.190%—0.230%, 10/12/10—10/19/10	20,000	19,998
Caterpillar Financial Services Corporation, 0.180%—0.230%, 10/4/10—11/19/10	19,000	18,998
Chevron Funding Corporation, 0.140%—0.150%, 10/4/10—10/13/10	42,000	42,000
Coca-Cola Co., 0.180%—0.230%, 10/5/10—11/16/10	40,850	40,847
ConocoPhillips Qatar Funding, Ltd., 0.190%—0.250%, 10/4/10—11/9/10	40,900	40,894
Dover Corporation, 0.180%, 10/1/10	10,000	10,000
EI du Pont de Nemours & Co., 0.180%—0.190%, 10/13/10—10/19/10	14,000	13,999
General Electric Capital Corporation, 0.200%, 11/8/10—11/10/10	21,000	20,995
Hewlett Packard Co., 0.190%—0.200%, 10/4/10—10/13/10	45,000	45,000
IBM Corporation, 0.150%, 10/1/10—10/7/10	24,000	24,000
Illinois Tool Works, Inc., 0.190%—0.200%, 10/7/10—10/15/10	12,325	12,325
John Deere Credit, Inc., 0.200%, 10/13/10—10/22/10	18,400	18,398
John Deere Credit, Ltd., 0.210%—0.220%, 10/8/10—10/27/10	22,460	22,458
Johnson & Johnson, 0.220%, 3/9/11—3/16/11	14,000	13,986
Kimberly-Clark Corporation, 0.180%—0.200%, 10/12/10—10/18/10	10,000	9,999
Merck & Co., Inc., 0.210%, 10/18/10	7,000	6,999
Microsoft Corporation, 0.160%, 10/20/10	7,000	6,999
Nestle Capital Corporation, 0.190%—0.220%, 10/4/10—12/15/10	19,000	18,995
PACCAR Financial Corporation, 0.180%—0.310%, 10/1/10—11/18/10	34,800	34,797
Private Export Funding, 0.230%—0.300%, 10/1/10—1/6/11	16,600	16,596
Procter & Gamble Co. (The), 0.230%—0.240%, 10/6/10—11/4/10	16,000	15,998
Procter & Gamble International Funding, 0.190%, 10/6/10—11/1/10	14,000	13,999
Roche Holding, Inc., 0.180%—0.190%, 10/5/10—10/21/10	23,000	22,998
Shell International Finance BV, 0.190%—0.500%, 10/25/10—2/1/11	23,000	22,982
Toyota Credit Corporation, 0.200%, 10/12/10—10/19/10	28,000	27,998

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
Wal-Mart Stores, Inc., 0.200%, 10/26/10—10/28/10	$22,000	$21,996

Total Commercial Paper		633,619

Asset-Backed Commercial Paper—4.8%
Chariot Funding L.L.C., 0.230%, 10/8/10	8,500	8,499
Govco L.L.C, 0.220%—0.240%, 10/1/10—11/1/10	44,384	44,380
Wal-Mart Funding Corporation, 0.250%, 10/8/10	5,000	5,000

Total Asset-Backed Commercial Paper		57,879

Repurchase Agreements—18.7%
Bank of America, 0.220% dated 9/30/10, due 10/1/10, repurchase price $50,000 collateralized by FNMA, 4.500%, due 9/1/40	50,000	50,000
Barclays Capital, 0.200% dated 9/28/10, due 10/5/10, repurchase price $30,001, collateralized by FDIC guaranteed securities, 0.000%-3.200%, due 12/1/10-10/25/13	30,000	30,000
Barclays Capital, 0.250% dated 9/30/10, due 10/1/10, repurchase price $25,000 collateralized by FDIC guaranteed security, 3.000%, due 12/9/11	25,000	25,000
Fixed Income Clearing Corporation, 0.200% dated 9/30/10, due 10/1/10, repurchase price $23,097, collateralized by FHLB, 0.625%, due 1/13/12	23,097	23,097
Goldman Sachs, 0.220% dated 9/30/10, due 10/1/10, repurchase price $50,000, Collateralized by FDIC guaranteed security, 3.000%, due 12/9/11	50,000	50,000
JPMorgan & Co., 0.400% dated 9/30/10, due 10/1/10, repurchase price $50,001, collateralized by GNMA, 2.600%, due 9/20/40	50,000	50,000

Total Repurchase Agreements		228,097

Total Investments—99.9% (cost $1,219,237)		1,219,237
Cash and other assets, less liabilities—0.1%		1,630

Net assets—100.0%		$1,220,867

Portfolio Weighted Average Maturity		41 days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.2%
	Belgium—0.6%
	Colruyt S.A. (Food & staples retailing)	36,061	$9,532

	Denmark—2.1%
	Coloplast A/S (Health care equipment & supplies)	60,716	7,258
	FLSmidth & Co. A/S (Construction & engineering)	110,773	8,093
	Novo Nordisk A/S (Pharmaceuticals)	132,900	13,188
	Novozymes A/S (Chemicals)	35,510	4,518
	SimCorp A/S (Software)	13,817	2,201

			35,258

	Finland—1.5%
	Kone Oyj (Machinery)	328,946	16,996
	Nokian Renkaat Oyj (Auto components)	218,316	7,497

			24,493

	France—7.3%
	Air Liquide S.A. (Chemicals)	143,154	17,464
	AXA S.A. (Insurance)	601,816	10,522
	BNP Paribas (Commercial banks)	267,522	19,026
	Cie Generale des Etablissements Michelin (Auto components)	162,302	12,349
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	133,845	5,129
	Essilor International S.A. (Health care equipment & supplies)	146,405	10,073
	Hermes International (Textiles, apparel & luxury goods)	34,176	7,804
	L’Oreal S.A. (Personal products)	194,466	21,866
	Schneider Electric S.A. (Electrical equipment)	141,978	18,002

			122,235

	Germany—4.3%
	Aixtron AG (Semiconductors & semiconductor equipment)	113,597	3,376
	BASF SE (Chemicals)	391,452	24,684
*	Daimler AG (Automobiles)	303,581	19,228
	Fielmann AG (Specialty retail)	44,883	4,186
	Lanxess AG (Chemicals)	134,724	7,381
	MAN SE (Machinery)	100,165	10,919
	Wincor Nixdorf AG (Computers & peripherals)	48,127	3,138

			72,912

	Greece—0.2%
*	National Bank of Greece S.A. (Commercial banks)	291,570	2,850

	Ireland—0.3%
	Paddy Power plc (Hotels, restaurants & leisure)	124,334	4,363

	Israel—0.3%
	Israel Chemicals, Ltd. (Chemicals)	397,277	5,604

	Italy—1.1%
	Ansaldo STS SpA (Transportation infrastructure)	275,918	3,570
	DiaSorin SpA (Health care equipment & supplies)	92,340	3,793
	Saipem SpA (Energy equipment & services)	270,750	10,844

			18,207

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—29.2%—(continued)
	Norway—0.1%
*	Norwegian Air Shuttle ASA (Airlines)	143,000	$2,255

	Spain—2.7%
	Banco Santander S.A. (Commercial banks)	2,386,849	30,316
	Inditex S.A. (Specialty retail)	127,077	10,095
	Tecnicas Reunidas S.A. (Energy equipment & services)	104,816	5,588

			45,999

	Sweden—1.3%
	Atlas Copco AB (Machinery)	678,152	13,089
	Elekta AB (Health care equipment & supplies)	112,060	4,057
	Hexagon AB (Machinery)	198,213	4,252

			21,398

	Switzerland—7.4%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	387,417	18,652
	Credit Suisse Group AG (Capital markets)	341,824	14,610
*	Dufry Group (Specialty retail)	45,285	4,327
	Geberit AG (Building products)	39,514	7,037
	Kuehne + Nagel International AG (Marine)	63,491	7,624
	Nestle S.A. (Food products)	301,993	16,089
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	74,474	3,873
	Partners Group Holding AG (Capital markets)	48,992	8,117
	Roche Holding AG (Pharmaceuticals)	18,449	2,640
	SGS S.A. (Professional services)	9,193	14,856
	Sika AG (Chemicals)	3,251	5,998
	Zurich Financial Services AG (Insurance)	83,243	19,509

			123,332

	United Kingdom—20.1%
	Abcam plc (Biotechnology)	130,943	3,552
	Admiral Group plc (Insurance)	463,246	12,124
	Aggreko plc (Commercial services & supplies)	268,261	6,616
	AMEC plc (Energy equipment & services)	492,921	7,635
	Amlin plc (Insurance)	986,287	6,218
	Aveva Group plc (Software)	211,326	4,857
	Babcock International Group plc (Commercial services & supplies)	1,243,714	11,136
	BHP Billiton plc (Metals & mining)	1,040,771	33,108
	BlueBay Asset Management plc (Capital markets)	716,501	3,882
	Britvic plc (Beverages)	583,175	4,445
	Burberry Group plc (Textiles, apparel & luxury goods)	580,834	9,489
*	Cairn Energy plc (Oil, gas & consumable fuels)	1,591,577	11,341
	Centrica plc (Multi-utilities)	2,218,182	11,272
	Chemring Group plc (Aerospace & defense)	123,339	5,824
	Compass Group plc (Hotels, restaurants & leisure)	1,105,157	9,210
	Domino’s Pizza UK & IRL plc (Hotels, restaurants & leisure)	68,806	508
	Dunelm Group plc (Specialty retail)	352,897	2,171
	Halfords Group plc (Specialty retail)	107,075	745
*	Heritage Oil plc (Oil, gas & consumable fuels)	625,262	2,915
	Intertek Group plc (Professional services)	270,655	7,781
	Johnson Matthey plc (Chemicals)	310,899	8,605
	Lancashire Holdings, Ltd. (Insurance)	489,045	4,264

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—20.1%—(continued)
*	Lloyds Banking Group plc (Commercial banks)	13,646,935	$15,890
	Meggitt plc (Aerospace & defense)	610,075	2,839
	Michael Page International plc (Professional services)	809,465	5,859
	Next plc (Multiline retail)	458,893	15,975
*	Ocado Group plc (Internet & catalog retail)	794,084	1,635
	Petrofac, Ltd. (Energy equipment & services)	485,391	10,469
*	Rolls-Royce Group plc (Aerospace & defense)	1,870,491	17,733
	Rotork plc (Machinery)	211,665	5,719
	RPS Group plc (Commercial services & supplies)	908,148	2,668
	Serco Group plc (Commercial services & supplies)	742,374	7,172
	Spirax-Sarco Engineering plc (Machinery)	178,495	5,047
	Standard Chartered plc (Commercial banks)	707,461	20,293
*	Telecity Group plc (Internet software & services)	415,277	3,232
*	The Berkeley Group Holdings plc (Household durables)	387,057	5,022
	The Weir Group plc (Machinery)	377,631	8,442
	Tullow Oil plc (Oil, gas & consumable fuels)	188,487	3,772
	Ultra Electronics Holdings plc (Aerospace & defense)	190,178	5,091
	Vedanta Resources plc (Metals & mining)	344,137	11,704
	Victrex plc (Chemicals)	225,772	4,526
	Vodafone Group plc (Wireless telecommunication services)	6,285,511	15,512

			336,298

	Japan—13.5%
	Canon, Inc. (Office electronics)	591,000	27,575
	Dena Co., Ltd. (Internet & catalog retail)	219,200	6,903
	Exedy Corporation (Auto components)	106,800	3,209
	F.C.C. Co., Ltd. (Auto components)	116,552	2,510
	Fanuc, Ltd. (Machinery)	193,400	24,627
	Gree, Inc. (Internet software & services)	254,000	4,129
	K’s Holdings Corporation (Specialty retail)	146,800	3,376
	kabu.com Securities Co., Ltd. (Capital markets)	399,400	1,526
	Kakaku.com, Inc. (Internet software & services)	658	3,811
	Keyence Corporation (Electronic equipment, instruments & components)	46,600	10,137
	Miraca Holdings, Inc. (Health care providers & services)	99,600	3,526
	MISUMI Group, Inc. (Trading companies & distributors)	188,500	3,951
	Mitsubishi UFJ Financial Group, Inc. (Commercial banks)	1,619,300	7,546
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	161,000	8,486
	Nabtesco Corporation (Machinery)	192,000	3,126
	Nippon Electric Glass Co., Ltd. (Electronic equipment, instruments & components)	667,000	9,092
	Nitori Co., Ltd. (Specialty retail)	63,530	5,312
	Osaka Securities Exchange Co., Ltd. (Diversified financial services)	595	2,919
	Point, Inc. (Specialty retail)	77,520	3,519
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	45,500	4,093
	Softbank Corporation (Wireless telecommunication services)	736,100	24,081
	Sony Financial Holdings, Inc. (Insurance)	3,336	10,870
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	643,200	18,738
	Terumo Corporation (Health care equipment & supplies)	89,000	4,723
	USS Co., Ltd. (Specialty retail)	54,010	4,031
	Yahoo! Japan Corporation (Internet software & services)	50,232	17,354
	Yamada Denki Co., Ltd. (Specialty retail)	110,140	6,834

			226,004

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—12.3%
China—4.3%
Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	95,000	$149
China High Speed Transmission Equipment Group Co., Ltd. (Electrical equipment)	2,434,000	5,283
China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	3,043,000	12,590
China Yurun Food Group, Ltd. (Food products)	1,250,000	4,640
China Zhongwang Holdings, Ltd. (Metals & mining)	1,368,800	849
CNOOC, Ltd. (Oil, gas & consumable fuels)	12,105,000	23,465
Dongfang Electric Corporation, Ltd. (Electrical equipment)	1,094,800	5,143
Dongfeng Motor Group Co., Ltd. (Automobiles)	5,252,000	10,749
Lonking Holdings, Ltd. (Machinery)	2,880,000	2,910
Minth Group, Ltd. (Auto components)	958,000	1,911
Shanghai Electric Group Co., Ltd. (Electrical equipment)	8,076,000	4,486
Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	139,000	446

		72,621

India—2.9%
Asian Paints, Ltd. (Chemicals)	87,309	5,175
Axis Bank, Ltd. (Commercial banks)	250,552	8,568
Infosys Technologies, Ltd. (IT services)	210,828	14,312
Infrastructure Development Finance Co., Ltd. (Diversified financial services)	920,890	4,155
Jindal Steel & Power, Ltd. (Metals & mining)	426,687	6,716
Lupin, Ltd. (Pharmaceuticals)	465,460	4,020
Shriram Transport Finance Co., Ltd. (Consumer finance)	94,257	1,627
Sun TV Network, Ltd. (Media)	95,289	1,101
Yes Bank, Ltd. (Commercial banks)	454,449	3,541

		49,215

Indonesia—2.8%
PT Astra International Tbk (Automobiles)	2,933,500	18,636
PT Bank Rakyat Indonesia (Commercial banks)	8,790,000	9,849
PT Kalbe Farma Tbk (Pharmaceuticals)	15,076,000	4,307
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	3,712,000	4,097
PT United Tractors Tbk (Machinery)	4,003,500	9,173

		46,062

Malaysia—0.1%
Top Glove Corporation Bhd (Health care equipment & supplies)	1,042,800	1,733

South Korea—1.9%
Halla Climate Control Corporation (Auto components)	97,815	1,832
Hankook Tire Co., Ltd. (Auto components)	47,530	1,373
Hyundai Mobis (Auto components)	37,036	8,348
Hyundai Motor Co. (Automobiles)	145,187	19,481

		31,034

Thailand—0.3%
CP ALL PCL (Food & staples retailing)	4,038,200	5,622

Emerging Latin America—9.2%
Brazil—5.5%
Amil Participacoes S.A. (Insurance)	180,100	1,732
BM&F BOVESPA S.A. (Diversified financial services)	598,000	5,001

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—9.2%—(continued)
	Brazil—5.5%—(continued)
	BR Malls Participacoes S.A. (Real estate management & development)	413,200	$3,453
	BR Properties S.A. (Real estate management & development)	438,506	4,224
	Cyrela Brazil Realty S.A. (Household durables)	510,500	7,226
	Diagnosticos da America S.A. (Health care providers & services)	313,500	3,780
	Drogasil S.A. (Food & staples retailing)	69,000	1,762
	Iochpe-Maxion S.A. (Machinery)	184,600	2,313
	Localiza Rent a Car S.A. (Road & rail)	455,400	7,657
	Lojas Renner S.A. (Multiline retail)	197,000	6,752
*	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	331,424	3,293
	MRV Engenharia e Participacoes S.A. (Household durables)	447,079	4,243
	Natura Cosmeticos S.A. (Personal products)	500,900	13,470
	OdontoPrev S.A. (Health care providers & services)	342,700	4,028
*	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	911,900	11,884
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	593,100	7,063
	SLC Agricola S.A. (Food products)	199,200	2,197
	Totvs S.A. (Software)	29,400	2,257

			92,335

	Chile—1.0%
	Banco Santander Chile—ADR (Commercial banks)	99,711	9,627
	Lan Airlines S.A. (Airlines)	222,457	6,534

			16,161

	Colombia—0.5%
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	311,312	8,753

	Mexico—1.6%
	America Movil S.A.B. de C.V.—ADR (Wireless telecommunication services)	287,547	15,335
	Banco Compartamos S.A. de C.V. (Consumer finance)	603,700	3,845
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,240,062	2,381
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	1,590,400	4,584

			26,145

	Peru—0.6%
	Credicorp, Ltd. (Commercial banks)†	84,280	9,600

	Canada—5.4%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	756,449	21,460
	Canadian National Railway Co. (Road & rail)	71,200	4,553
	Canadian Western Bank (Commercial banks)	133,403	3,221
	Crescent Point Energy Corporation (Oil, gas & consumable fuels)	189,446	6,980
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	187,500	5,274
	Home Capital Group, Inc. (Thrifts & mortgage finance)	34,174	1,478
	Niko Resources, Ltd. (Oil, gas & consumable fuels)	98,398	9,684
	PetroBakken Energy, Ltd. Class “A” (Oil, gas & consumable fuels)	335,099	7,514
	Petrominerales, Ltd. (Oil, gas & consumable fuels)	86,507	2,098
	The Toronto-Dominion Bank (Commercial banks)	276,490	20,006
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	225,602	8,218

			90,486

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—3.7%
	Egypt—0.4%
	Commercial International Bank Egypt S.A.E. (Commercial banks)	504,730	$3,803
	Egyptian Financial Group-Hermes Holding (Capital markets)	441,048	2,253

			6,056

	South Africa—2.2%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	429,239	5,789
	Clicks Group, Ltd. (Multiline retail)	459,449	2,913
	MTN Group, Ltd. (Wireless telecommunication services)	455,553	8,235
	Shoprite Holdings, Ltd. (Food & staples retailing)	665,019	9,441
	Standard Bank Group, Ltd. (Commercial banks)	493,726	7,862
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	189,456	3,398

			37,638

	Turkey—0.9%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	161,433	4,659
	Turkiye Garanti Bankasi A.S. (Commercial banks)	1,718,790	9,981

			14,640

	United Arab Emirates—0.2%
	First Gulf Bank PJSC (Commercial banks)	888,899	3,619

	Asia—2.0%
	Hong Kong—1.0%
	Li & Fung, Ltd. (Distributors)	3,008,000	16,923

	Singapore—1.0%
	CapitaLand, Ltd. (Real estate management & development)	1,800,000	5,557
	CapitaMalls Asia, Ltd. (Real estate management & development)	4,755,000	7,810
*	Midas Holdings, Ltd. (Metals & mining)	1,764,000	1,247
	Olam International, Ltd. (Food & staples retailing)	1,074,000	2,662

			17,276

	Total Common Stocks—95.4% (cost $1,296,164)		1,596,659

	Convertible Bond
	Brazil—0.0%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$941	579

	Total Convertible Bond—0.0% (cost $488)		579

	Exchange-Traded Fund
	China—0.6%
	iShares FTSE/Xinhua A50 China Index	7,178,400	11,472

	Total Exchange-Traded Fund—0.6% (cost $11,524)		11,472

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Investment in Rights
	France—0.1%
*	Cie Generale des Etablissements Michelin 2010, $45.00 (Auto components)	162,302	$453

	Greece—0.0%
*	National Bank of Greece S.A. 2010, $5.20 (Commercial banks)	291,570	263
*	National Bank of Greece S.A. 2010, $5.20 (Commercial banks)	291,570	143

			406

	Total Investment in Rights—0.1% (cost $0)		859

	Investment in Affiliate
	William Blair Ready Reserves Fund	4,535,794	4,536

	Total Investment in Affiliate—0.3% (cost $4,536)		4,536

	Short-Term Investment
	American Express Credit Corporation Demand Note, VRN, 0.106%, due 10/1/10	$1,000	1,000

	Total Short-Term Investment—0.1% (cost $1,000)		1,000

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.200% dated 9/30/10, due 10/1/10, repurchase price $42,969, collateralized by FHLB, 0.625%, due 1/13/12	42,969	42,969

	Total Repurchase Agreement—2.6% (cost $42,969)		42,969

	Total Investments—99.1% (cost $1,356,681)		1,658,074

	Cash and other assets, less liabilities—0.9%		14,548

	Net assets—100.0%		$1,672,622

ADR = American Depository Receipt

VRN = Variable Rate Note

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.03% of the Fund’s net assets at September 30, 2010.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.03% of the net assets at September 30, 2010.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

At September 30, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	22.4%
Consumer Discretionary	18.4%
Industrials	17.8%
Materials	8.8%
Energy	8.4%
Information Technology	7.1%
Consumer Staples	6.3%
Health Care	5.2%
Telecommunication Services	3.9%
Utilities	1.0%
Exchange-Traded Fund	0.7%

Total	100.0%

At September 30, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	20.9%
Euro	18.7%
Japanese Yen	14.0%
Swiss Franc	7.7%
Hong Kong Dollar	6.4%
Brazilian Real	5.8%
Canadian Dollar	4.8%
U.S. Dollar	3.5%
Indian Rupee	3.1%
Indonesian Rupiah	2.9%
South African Rand	2.3%
Danish Krone	2.2%
South Korean Won	1.9%
Swedish Krona	1.3%
All Other Currencies	4.5%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.8%
	Denmark—1.6%
	Novo Nordisk A/S (Pharmaceuticals)	52,457	$5,206

	Finland—1.4%
	Kone Oyj (Machinery)	88,634	4,579

	France—5.0%
	AXA S.A. (Insurance)	139,802	2,444
	Cie Generale des Etablissements Michelin (Auto components)	43,043	3,275
	L’Oreal S.A. (Personal products)	39,857	4,482
	Schneider Electric S.A. (Electrical equipment)	28,875	3,661
	Vinci S.A. (Construction & engineering)	56,422	2,828

			16,690

	Germany—4.1%
	MAN SE (Machinery)	55,925	6,096
*	QIAGEN N.V. (Life sciences tools & services)	151,194	2,705
	SAP AG (Software)	99,485	4,921

			13,722

	Ireland—1.3%
	Ryanair Holdings plc—ADR (Airlines)	144,124	4,440

	Israel—1.8%
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	115,387	6,087

	Italy—1.9%
	Saipem SpA (Energy equipment & services)	163,316	6,541

	Spain—3.1%
	Banco Santander S.A. (Commercial banks)	302,753	3,846
	Inditex S.A. (Specialty retail)	80,898	6,426

			10,272

	Sweden—0.9%
	Atlas Copco AB (Machinery)	165,404	3,193

	Switzerland—8.7%
*	ABB, Ltd. (Electrical equipment)	213,924	4,509
*	Actelion, Ltd. (Biotechnology)	73,199	2,933
	Credit Suisse Group AG (Capital markets)	74,983	3,205
	Julius Baer Group, Ltd. (Capital markets)	73,368	2,671
	Nestle S.A. (Food products)	122,411	6,521
	Novartis AG (Pharmaceuticals)	37,562	2,154
	Sonova Holding AG (Health care equipment & supplies)	17,675	2,158
	Zurich Financial Services AG (Insurance)	20,675	4,845

			28,996

	United Kingdom—22.7%
	Amlin plc (Insurance)	275,328	1,736
*	Autonomy Corporation plc (Software)	134,956	3,844
	Barclays plc (Commercial banks)	645,573	3,038
	BG Group plc (Oil, gas & consumable fuels)	305,831	5,374
	British Sky Broadcasting Group plc (Media)	447,798	4,963

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—22.7%—(continued)
	Burberry Group plc (Textiles, apparel & luxury goods)	263,567	$4,306
	Centrica plc (Multi-utilities)	632,292	3,213
	Compass Group plc (Hotels, restaurants & leisure)	584,744	4,873
	Experian plc (Professional services)	287,478	3,130
	HSBC Holdings plc (Commercial banks)	301,111	3,093
	Johnson Matthey plc (Chemicals)	106,543	2,949
	Petrofac, Ltd. (Energy equipment & services)	167,568	3,614
	Reckitt Benckiser Group plc (Household products)	137,266	7,549
*	Rolls-Royce Group plc (Aerospace & defense)	501,695	4,756
	Rotork plc (Machinery)	89,376	2,415
	Standard Chartered plc (Commercial banks)	195,524	5,608
	The Capita Group plc (Professional services)	268,711	3,318
	Tullow Oil plc (Oil, gas & consumable fuels)	202,075	4,044
	Vedanta Resources plc (Metals & mining)	121,315	4,126

			75,949

	Japan—12.3%
	Canon, Inc. (Office electronics)	109,400	5,104
	Fanuc, Ltd. (Machinery)	36,900	4,699
	Keyence Corporation (Electronic equipment, instruments & components)	17,400	3,785
	Komatsu, Ltd. (Machinery)	152,100	3,531
	Mitsubishi Corporation (Trading companies & distributors)	244,100	5,793
	Mitsubishi UFJ Financial Group, Inc. (Commercial banks)	704,800	3,284
	Mitsui & Co., Ltd. (Trading companies & distributors)	143,600	2,136
	Nitori Co., Ltd. (Specialty retail)	21,050	1,760
	Softbank Corporation (Wireless telecommunication services)	121,800	3,985
	Sony Financial Holdings, Inc. (Insurance)	548	1,786
	Terumo Corporation (Health care equipment & supplies)	45,000	2,388
	Yahoo! Japan Corporation (Internet software & services)	8,250	2,850

			41,101

	Emerging Asia—9.3%
	China—3.4%
	China Life Insurance Co., Ltd. (Insurance)	842,000	3,326
	CNOOC, Ltd. (Oil, gas & consumable fuels)	2,385,000	4,623
	Weichai Power Co., Ltd. (Machinery)	317,000	3,351

			11,300

	India—3.3%
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	407,651	3,039
	HDFC Bank, Ltd.—ADR (Commercial banks)	16,164	2,980
	Infosys Technologies, Ltd. (IT services)	72,973	4,954

			10,973

	Indonesia—0.6%
	PT Bank Rakyat Indonesia (Commercial banks)	1,850,000	2,073

	South Korea—1.5%
	Hyundai Motor Co. (Automobiles)	37,356	5,012

	Taiwan—0.5%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	132,738	1,865

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Canada—7.9%
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	153,517	$4,355
Canadian National Railway Co. (Road & rail)†	86,902	5,564
Goldcorp, Inc. (Metals & mining)†	93,025	4,048
The Toronto-Dominion Bank (Commercial banks)	81,105	5,869
Thomson Reuters Corporation (Media)	69,712	2,621
Tim Hortons, Inc. (Hotels, restaurants & leisure)	112,778	4,108

		26,565

Emerging Latin America—6.9%
Brazil—5.2%
BM&F BOVESPA S.A. (Diversified financial services)	424,371	3,549
Cyrela Brazil Realty S.A. (Household durables)	181,000	2,562
PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	83,300	992
Petroleo Brasileiro S.A.—ADR (Oil, gas & consumable fuels)	79,756	2,893
Vale S.A.—ADR (Metals & mining)	133,080	4,162
Weg S.A. (Machinery)	307,600	3,363

		17,521

Mexico—1.0%
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,310,000	3,295

Panama—0.7%
Copa Holdings S.A. Class “A” (Airlines)†	43,279	2,333

Asia—4.5%
Australia—1.1%
BHP Billiton, Ltd.—ADR (Metals & mining)	48,188	3,678

Hong Kong—2.6%
Li & Fung, Ltd. (Distributors)	934,000	5,254
Noble Group, Ltd. (Trading companies & distributors)	2,262,090	3,251

		8,505

Singapore—0.8%
CapitaLand, Ltd. (Real estate management & development)	889,000	2,745

Emerging Europe, Mid-East, Africa—2.1%
South Africa—0.9%
Standard Bank Group, Ltd. (Commercial banks)	184,614	2,940

Turkey—1.2%
Turkiye Garanti Bankasi A.S. (Commercial banks)	675,155	3,920

Total Common Stocks—95.5% (cost $246,871)		319,501

Preferred Stock
Brazil—1.3%
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	269,208	4,342

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Preferred Stock—(continued)
	Total Preferred Stock—1.3% (cost $3,172)		4,342

	Investment in Rights
	France—0.0%
*	Cie Generale des Etablissements Michelin 2010, $45.00 (Auto components)	43,043	$120

	Total Investment in Rights—0.0% (cost $0)		120

	Investment in Affiliate
	William Blair Ready Reserves Fund	952,748	953

	Total Investment in Affiliate—0.3% (cost $953)		953

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.200% dated 9/30/10, due 10/1/10, repurchase price $2,970, collateralized by FHLB, 0.625%, due 1/13/12	$2,970	2,970

	Total Repurchase Agreement—0.9% (cost $2,970)		2,970

	Total Investments—98.0% (cost $253,966)		327,886
	Cash and other assets, less liabilities—2.0%		6,698

	Net assets—100.0%		$334,584

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2010 (all dollar amounts in thousands) (unaudited)

At September 30, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	23.8%
Financials	20.8%
Consumer Discretionary	14.3%
Energy	10.6%
Information Technology	8.4%
Health Care	7.3%
Consumer Staples	6.7%
Materials	5.9%
Telecommunication Services	1.2%
Utilities	1.0%

Total	100.0%

At September 30, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	22.5%
Euro	16.0%
Japanese Yen	12.7%
U.S. Dollar	12.5%
Swiss Franc	8.9%
Hong Kong Dollar	6.1%
Brazilian Real	4.6%
Canadian Dollar	3.9%
Indian Rupee	2.5%
Singapore Dollar	1.9%
Danish Krone	1.6%
South Korean Won	1.5%
Turkish Lira	1.2%
Mexican Peso	1.0%
All Other Currencies	3.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following nineteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Equity Portfolios
Growth	International Growth
Large Cap Growth Small Cap Growth	International Equity International Small Cap Growth
Mid Cap Growth	Emerging Markets Growth
Small-Mid Cap Growth	Emerging Leaders Growth
Small Cap Value	Institutional International Growth
Mid Cap Value	Institutional International Equity
Global Equity Portfolio	Fixed-Income Portfolios
Global Growth	Bond
Income
Low Duration
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
Global	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed-Income	High level of current income with relative stability of principal (Income), maximize total return (Bond, Low Duration)
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Portfolios may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Portfolio’s value for a security may be different from the last sale price (or the latest bid price).

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Fund’s Valuation Procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Securities held in the Ready Reserves Portfolio are valued at amortized cost, which approximates market value.

As of September 30, 2010, there were securities held in the Small Cap Growth, International Growth, International Small Cap Growth, Emerging Markets Growth, Bond, Income and Institutional International Growth Portfolios requiring fair valuation pursuant to the Fund’s Valuation Procedures.

(c) Repurchase Agreements

In a repurchase agreement, a Portfolio buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The risk to a Portfolio is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Portfolio is entitled to sell the underlying collateral. The loss, if any, to a Portfolio will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Portfolio may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Portfolio enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker dealers and banks with which a Portfolio enters into repurchase agreements. A Portfolio may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) Forward Foreign Currency Contracts

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Equity and Institutional International Growth Portfolios from time to time may enter into forward foreign currency contracts with the Fund’s custodian and other counterparties in an attempt to hedge against a decline in the value of foreign currency against the U.S. dollar. The Portfolios bear the market risk that arises from changes in foreign currency rates and bear the credit risk if the counterparty fails to perform under the contract.

For the period ended September 30, 2010, the International Growth, International Small Cap Growth and Institutional International Growth Portfolios engaged in forward foreign currency contracts with notional volume (in thousands) of $3,187,699, $134,065 and $967,272 respectively.

The following tables present the value of forward foreign currency contracts as of September 30, 2010 and their respective location on the Statement of Assets and Liabilities (values in thousands):

	Assets		Liabilities
Fund	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
International Growth	Unrealized appreciation on foreign forward currency contracts	—	Unrealized depreciation on foreign forward currency contracts	$4,057
International Small Cap Growth	Unrealized appreciation on foreign forward currency contracts	—	Unrealized depreciation on foreign forward currency contracts	130
Institutional International Growth Fund	Unrealzied appreciation on foreign forward currency contracts	—	Unrealzied depreciation on foreign forward currency contracts	1,387

The effect of forward contracts on the Statements of Operations for the period ended September 30, 2010 (values in thousands):

Realized gain (loss) recognized in foreign currency transactions

Fund	Value
International Growth Fund	$46,837
International Small Cap Growth	(130)
Institutional International Growth Fund	14,137

Change in unrealized gain (loss) recognized in foreign currency translations

Fund	Value
International Growth Fund	$(19,101)
International Small Cap Growth	(130)
Institutional International Growth Fund	(5,898)

The following table presents open forward foreign currency contracts as of September 30, 2010 (values in thousands):

International Growth Fund

Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Japanese Yen	12/16/2010	11,013,172	132,026	$(1,100)
Swiss Franc	12/15/2010	80,725	82,208	(2,957)

International Small Cap Growth
Japanese Yen	12/16/2010	1,292,043	15,489	$(130)

Institutional International Growth Fund
Japanese Yen	12/16/2010	3,784,199	45,365	$(378)
Swiss Francs	12/15/2010	27,848	28,360	(1,009)

(e) Income Taxes

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at September 30, 2010, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth	$415,995	$65,351	$7,193	$58,158
Large Cap Growth	23,810	4,363	183	4,180
Small Cap Growth	793,458	99,841	96,956	2,885
Mid Cap Growth	73,762	15,061	1,486	13,575
Small-Mid Cap Growth	152,856	24,391	3,453	20,938
Global Growth	32,259	7,690	345	7,345
International Growth	3,779,901	932,136	65,631	866,505
International Equity	131,132	33,539	1,231	32,308
International Small Cap Growth	446,027	98,940	4,156	94,784
Emerging Markets Growth	986,781	307,987	4,259	303,728
Emerging Leaders Growth	70,526	19,212	96	19,116
Small Cap Value	100,126	12,522	1,741	10,781
Mid Cap Value	2,393	83	136	(53)
Bond	186,550	13,879	577	13,302
Income	109,074	8,762	718	8,044
Low Duration	146,838	607	213	394
Ready Reserves	1,219,237	—	—	—
Institutional International Growth	1,363,374	315,653	22,171	293,482
Institutional International Equity	259,669	71,396	3,179	68,217

(f) Fair Value Measurements

The Portfolios are subject to ASC 820 Fair Value measurement and Disclosures. In accordance with ASC 820, “Fair value” is defined as the price that a Portfolio would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Portfolio’s investments. ASC 820 established a three-tier hierarchy of inputs to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1—Quoted prices in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASU 820)” which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. Any transfers between Level 1 and Level 2 are disclosed, effective beginning of the period, in the tables below with the reasons for the transfers disclosed in a footnote.

At September 30, 2010, the Portfolios held no other financial instruments, such as, options or futures that required fair valuation.

As of September 30, 2010, the hierarchical input levels of securities in each Portfolio, segregated by security class, are as follows (in thousands):

Investments in securities	Growth	Large Cap Growth	Small Cap Growth	Mid Cap Growth	Small-Mid Cap Growth	Global Growth
Level 1 - Quoted prices
Common stock	455,251	27,609	738,211	83,602	168,366	38,560
Preferred stock	—	—	7,149	—	—	1,003
Exchange traded funds	—	—	1,570	—	—	—
Short-term investments	1,262	—	3,297	19	23	29
Level 2 - Other significant observable inputs
Short-term investments	17,640	381	43,099	3,716	5,405	—
Level 3 - Significant unobservable inputs
Common stock	—	—	3,017	—	—	—

Total investments in securities	$474,153	$27,990	$796,343	$87,337	$173,794	$39,592

Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2 (a)	—	—	—	—	—	—
Transfers from Level 2 to Level 1 (b)	—	—	—	—	—	5,399

Investments in securities	International Growth	International Equity	International Small Cap Growth	Emerging Markets Growth	Emerging Leaders Growth	Small Cap Value	Mid Cap Value
Level 1 - Quoted prices
Common stock	4,527,914	159,845	516,643	1,201,145	83,280	108,093	2,265
Preferred stock	—	2,158	2,593	63,364	4,944	—	—
Rights	2,458	60	—	—	—	—	—
Exchange traded funds	32,498	—	—	—	—	—	—
Short-term investments	6,376	5	489	66	440	4	—
Level 2 - Other significant observable inputs
Common stock	3,518	—	464	—	—	—	—
Convertible bonds	1,768	—	590	985	—	—	—
Short-term investments	74,866	1,340	20,160	24,887	986	2,810	75
Level 3 - Significant unobservable inputs
None	—	—	—	—	—	—	—

Total investments in securities	$4,649,398	$163,408	$540,939	$1,290,447	$89,650	$110,907	$2,340

Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2 (a)	—	—	—	—	—	—	—
Transfers from Level 2 to Level 1 (b)	1,952,180	161,813	215,392	447,477	48,197	—	—
Other financial instruments
Level 2 - Other significant observable inputs
Forward foreign currency contracts	$(4,057)	—	(130)	—	—	—

Investments in securities	Bond	Income	Low Duration Fund	Ready Reserves
Level 1 - Quoted Prices
None	—	—	—	—
Level 2 - Other significant observable inputs
US Government and Agency Bonds	91,769	41,955	65,386	130,283
Corporate Bonds	95,158	65,175	14,285	154,360
Asset Backed Bonds	12,029	8,800	60,359	—
Foreign Government Notes				14,999
Commercial Paper	—	—	—	691,498
Short-Term Investments	768	457	7,202	228,097
Level 3 - Significant unobservable inputs
Asset Backed Bonds	128	731	—	—

Total investments in securities	$199,852	$117,118	$147,232	$1,219,237

Investments in securities	Institutional International Growth	Institutional International Equity
Level 1 - Quoted prices
Common Stock	1,595,411	319,501
Preferred Stock	—	4,342
Rights	859	120
Mutual Funds	11,472	—
Short-Term Investments	4,536	953
Level 2 - Other significant observable inputs
Common Stock	1,248	—
Convertible Bonds	579	—
Short-Term Investments	43,969	2,970
Level 3 - Significant unobservable inputs
None	—	—

Total investments in securities	$1,658,074	$327,886

Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2 (a)	—	—
Transfers from Level 2 to Level 1 (b)	599,003	197,454
Other financial instruments
Level 2 - Other significant observable inputs
Forward foreign currency contracts	$(1,387)	—

*	All of the investments held by the Ready Reserves Fund are short-term investments.
(a)	Fair valuation estimates were obtained from the Portfolios’ pricing vendor and applied to certain foreign securities at September 30, 2010 but not on December 31, 2009 resulting in a transfer from Level 1 to Level 2.
(b)	Fair valuation estimates were obtained from the Portfolios’ pricing vendor and applied to certain foreign securities at December 31, 2009 but not on September 30, 2010 resulting in a transfer from Level 2 to Level 1.

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued by an Independent pricing service approved by the Board of Trustees.

The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	Balance January 1, 2010	Net Purchases/ (Sales)	Transfers to/from Level 3	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Balance September 30, 2010
Small Cap Growth	$3,017	$—	$—	$—		$3,017
Bond	—	—	189	(61)	—	128
Income	—	—	1,029	(298)	—	731

The fair value estimates for the Level 3 securities in the Small Cap Growth, Bond and Income Portfolios were determined in good faith by the Pricing Committee in consultation with the Valuation Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited, to the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, market trends that influence its performance and the potential for adverse outcome in pending litigation. At September 30, 2010, these securities represented 0.38%, 0.06%, 0.62% of the net assets of the Small Cap Growth, Bond and Income Portfolios respectively.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: November 17, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: November 17, 2010

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: November 17, 2010